UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23161

Nushares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher

Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Exchange-Traded
Funds
30 April
2020
Fund Name	Listing Exchange	Ticker Symbol
Nuveen ESG Emerging Markets Equity ETF	Cboe BZX Exchange, Inc.	NUEM
Nuveen ESG International Developed Markets Equity ETF	Cboe BZX Exchange, Inc.	NUDM
Nuveen ESG Large-Cap ETF	Cboe BZX Exchange, Inc.	NULC
Nuveen ESG Large-Cap Growth ETF	Cboe BZX Exchange, Inc.	NULG
Nuveen ESG Large-Cap Value ETF	Cboe BZX Exchange, Inc.	NULV
Nuveen ESG Mid-Cap Growth ETF	Cboe BZX Exchange, Inc.	NUMG
Nuveen ESG Mid-Cap Value ETF	Cboe BZX Exchange, Inc.	NUMV
Nuveen ESG Small-Cap ETF	Cboe BZX Exchange, Inc.	NUSC
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your shares.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary.
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Table
of Contents

Chair’s Letter to Shareholders
Dear Shareholders,
The COVID-19 crisis is taking an unprecedented toll on our health, societies, economies and financial markets. Our thoughts are with all whose lives have been affected by the disease and its economic fallout. With some regions of the world having appeared to “flatten the curve” of infections, governments and public health officials are now facing the extraordinary challenge of balancing the resumption of economic activity with public safety, in a way that minimizes the potential for a second wave of outbreaks. Markets have turned their focus to the potential for an economic recovery the timing and magnitude of which remain highly uncertain. Elevated market volatility is likely to continue, with economic data, coronavirus infection rates and the upcoming U.S. presidential election under scrutiny.
While we do not want to understate the dampening effect on the global economy, it is important to differentiate short term interruptions from the longer-lasting implications to the economy. Some areas of the global economy were already on the mend prior to the coronavirus epidemic. Temporary bans on movement and travel are being lifted, and some near-term economic indicators have shown modest improvement in countries that have reopened. Central banks and governments around the world have announced economic stimulus measures and pledged to continue doing what it takes to support their economies. In the U.S., the Federal Reserve has cut its benchmark interest rate to near zero and introduced programs that helped revive the U.S. economy after the 2008 financial crisis. The U.S. Government has approved three relief packages, including a $2 trillion-dollar package directly supporting businesses and individuals. The Coronavirus Aid, Relief and Economic Security Act, called the CARES Act, provides direct payments and expanded unemployment benefits to individuals, loans and grants to small businesses, loans and other money to large corporations and funding for hospitals, public health, education and state and local governments.
In the meantime, patience and a long-term perspective are key for investors. When market fluctuations are the leading headlines day after day, it’s tempting to “do something.” However, your long-term goals can’t be met with short-term thinking. We encourage you to talk to your financial professional, who can review your time horizon, risk tolerance and investment goals. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chair of the Board
June 23, 2020

Portfolio Managers’
Comments
Nuveen ESG Emerging Markets Equity ETF (NUEM)
Nuveen ESG International Developed Markets Equity ETF (NUDM)
Nuveen ESG Large-Cap ETF (NULC)
Nuveen ESG Large-Cap Growth ETF (NULG)
Nuveen ESG Large-Cap Value ETF (NULV)
Nuveen ESG Mid-Cap Growth ETF (NUMG)
Nuveen ESG Mid-Cap Value ETF (NUMV)
Nuveen ESG Small-Cap ETF (NUSC)
These Funds feature portfolio management by Teachers Advisors, LLC, an affiliate of Nuveen Fund Advisors, LLC. Below, the Funds’ portfolio managers, Philip James (Jim) Campagna, CFA, and Lei Liao, CFA, discuss key investment strategies and the performance of the Funds during the six-month reporting period. Jim and Lei have managed the Funds since their commencement of operations on December 13, 2016 (for NULG, NULV, NUMG, NUMV and NUSC), June 6, 2017 (for NUDM and NUEM) and June 3, 2019 (for NULC).
An Update on COVID-19 Coronavirus and its Impact on the Securities Markets
With daily new COVID-19 coronavirus cases now slowing across much of the world, economies are beginning to reopen and movement bans are easing. The focus is shifting to whether the resumption of activity triggers a second wave of infections and how quickly economies may rebound. Early indications, first from China, South Korea and Hong Kong, and more recently from various U.S. states that opened their economies earlier and more thoroughly than others, showed there is a risk of new infection outbreaks. Economic indicators have begun to reflect the severe supply and demand disruptions resulting from the shutdowns, and a more prolonged recovery looks more likely than a rapid snap-back to growth.
Although the detection of the virus in China was made public in December 2019, markets did not start to fully acknowledge the risks and potential economic impact until the latter portion of February 2020, when outbreaks outside of China were first reported. Global stock markets sold off severely, with the S&P 500® index reaching a bear market (a 20% drop from the previous high) within three weeks, the fastest bear market decline in history. Even certain parts of the bond market suffered; below investment grade municipal and corporate bonds generally dropped the furthest, mostly out of concerns for the continued financial stability of lower quality issuers. Demand for safe-haven assets, along with mounting recession fears, drove the yield on the 10-year U.S. Treasury note to 0.5% in March 2020, an all-time low. Additionally, oil prices collapsed to an 18-year low on supply glut concerns, as shutdowns across the global economy sharply reduced oil demand, although oil prices have recovered to well above those lows..
Central banks and governments have responded with liquidity injections to ease the strain on financial systems and stimulus measures to buffer the shock to businesses and consumers. These measures have helped stabilize the markets over the short term, and most markets have recovered most of their losses. But volatility will likely remain elevated until the health crisis itself is under control (via fewer new cases, lower infection rates and/or verified treatments or vaccines). There are still many unknowns and new information is incoming daily, compounding the difficulty of modeling outcomes for epidemiologists and economists alike.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Portfolio Managers’ Comments (continued)
Nuveen, LLC and our portfolio management teams are monitoring the situation carefully and continuously refining our views and approaches to managing the Funds to best pursue investment objectives while mitigating risks through all market environments.
What key strategies were used to manage the Funds during the six-month reporting period ended April 30, 2020, and how did these strategies influence performance?
The Funds employ a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of their respective indexes, which are comprised solely of equity securities selected from a base index that meet certain environmental, social and governance (“ESG”) criteria. ESG performance is measured on an industry-specific basis, with assessment categories varying by industry. Environmental assessment categories can include a company’s impact on climate change, natural resource use, and waste management and emission management. Social evaluation categories can include a company’s relations with employees and suppliers, product safety and sourcing practices. Governance assessment categories can include a company’s corporate governance practices and business ethics. The ESG criteria also consider how well a company adheres to national and international laws and regulations as well as commonly accepted global norms related to ESG matters. Each index generally excludes companies with significant activities in certain controversial businesses, including those involving alcohol, tobacco, military weapons, firearms, nuclear power and gambling, among others.
Companies that meet the ESG criteria are then ranked within their respective sectors based on their ESG performance score. The highest ranked companies in each sector are identified as eligible for inclusion in each index until such point that the aggregate weight of companies in the sector reaches 50% of the market cap of such sector in the respective base index. For example, if the market capitalization of all consumer discretionary sector companies included in a base index totals $200 million, then the index would screen these consumer discretionary sector companies, rank them based on ESG performance scores, and add the highest scoring companies to the index until such point that their combined total market capitalization reaches $100 million. Companies otherwise eligible for inclusion in the index that exceed certain carbon-based ownership and emissions thresholds are excluded from the index. Once the universe of eligible index components is established, the index provider optimizes the weightings of individual components to approximate the sector weightings of the base index, within certain constraints established by the index.
You cannot invest directly in an index. Each Fund seeks to track its index by investing all, or substantially all, of its assets in the securities represented in its index in approximately the same proportions as the index. Each Fund rebalances its holdings quarterly in response to the quarterly rebalance of its index, which occurs in February, May, August and November.
NUEM seeks to track the investment results, before fees and expenses, of the TIAA ESG Emerging Markets Equity Index (the “NUEM Index”), which is comprised solely of listed equity securities issued by companies (and depositary receipts representing such securities) located in countries with emerging markets that meet certain ESG criteria. The NUEM Index selects from the securities included in the MSCI Emerging Markets Index (the “NUEM Base Index”), which currently consists of large- and mid-capitalization companies located in one of the following 26 emerging market countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates.
NUDM seeks to track the investment results, before fees and expenses, of the TIAA ESG International Developed Markets Equity Index (the “NUDM Index”), which is comprised solely of listed equity securities issued by companies (and depositary receipts representing such securities) located in countries with developed markets, excluding the United States and Canada, that meet certain ESG criteria. The NUDM Index selects from the securities included in the MSCI EAFE Index (the “NUDM Base Index”), which currently consists of large- and mid-capitalization companies located in one of the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
NULC seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Large-Cap Index (the “NULC Index”), which is comprised of equity securities issued by large capitalization companies listed on U.S. exchanges that meet certain environmental, social and governance (“ESG”) criteria. The Index selects from the securities included in the MSCI USA Index (the “NULC Base

Index”), which generally consists of large-and mid-capitalization U.S. equity securities that exhibit overall growth style characteristics based on five variables: long-term forward earnings per share (“EPS”) growth rate, short-term forward EPS growth rate, current internal growth rate, long-term historical EPS growth trend, and long-term historical sales per share growth trend. Securities in the Base Index are weighted based on market capitalization.
NULG seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Large-Cap Growth Index (the “NULG Index”), which is comprised of equity securities issued by large-capitalization companies listed on U.S. exchanges that meet certain ESG criteria. The NULG Index selects from the securities included in the MSCI USA Growth Index (the “NULG Base Index”), which generally consists of large- and mid-capitalization U.S. equity securities that exhibit overall growth style characteristics based on five variables: long-term forward earnings per share (“EPS”) growth rate, short-term forward EPS growth rate, current internal growth rate, long-term historical EPS growth trend, and long-term historical sales per share growth trend.
NULV seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Large-Cap Value Index (the “NULV Index”), which is comprised of equity securities issued by large-capitalization companies listed on U.S. exchanges that meet certain ESG criteria. The NULV Index selects from the securities included in the MSCI USA Value Index (the “NULV Base Index”), which generally consists of large- and mid-capitalization U.S. equity securities that exhibit overall value style characteristics based on three variables: book value to price, twelve-month forward earnings to price and dividend yield.
NUMG seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Mid-Cap Growth Index (the “NUMG Index”), which is comprised of equity securities issued by mid-capitalization companies listed on U.S. exchanges that meet certain ESG criteria. The NUMG Index selects from the securities included in the MSCI USA Mid-Cap Growth Index (the “NUMG Base Index”), which generally consists of mid-capitalization U.S. equity securities that exhibit overall growth style characteristics based on five variables: long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate, long-term historical EPS growth trend and long-term historical sales per share growth trend.
NUMV seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Mid-Cap Value Index (the “NUMV Index”), which is comprised of equity securities issued by mid-capitalization companies listed on U.S. exchanges that meet certain ESG criteria. The NUMV Index selects from the securities included in the MSCI USA Mid-Cap Value Index (the “NUMV Base Index”), which generally consists of mid-capitalization U.S. equity securities that exhibit overall value style characteristics based on three variables: book value to price, twelve-month forward earnings to price and dividend yield.
NUSC seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Small-Cap Index (the “NUSC Index”), which is comprised of equity securities issued by small-capitalization companies listed on U.S. exchanges that meet certain ESG criteria. The NUSC Index selects from the securities included in the MSCI USA Small Cap Index (the “NUSC Base Index”), which generally consists of equity securities that comprise the small-cap segment of the U.S. market.
MSCI Inc. (“MSCI”) is the index provider for each Index and Base Index. Each Index and Base Index are owned, calculated and controlled by MSCI, in its sole discretion. Neither the sub-adviser nor its affiliates has any discretion to select Index components or change the Index methodology. Each Index identifies equity securities from its Base Index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI ESG Research, Inc. ESG performance is measured on an industry-specific basis, with assessment categories varying by industry.
Global equities performed well in late 2019 and into 2020 as fears about trade, Brexit and recession risks began to wane. However, the global spread of the COVID-19 coronavirus and the lockdown measures taken to contain it triggered a severe sell-off in global equity markets from late February into March 2020. By April 2020, share prices partially rebounded on evidence that some regions of the world had suppressed the infection rate and were moving toward reopening their economies, along with a positive reception to the massive fiscal and monetary interventions implemented around the world to buffer the economic fallout. Nevertheless, global equity performance for the six-month reporting period overall remained in negative territory. On a regional basis, the U.S. outperformed both non-U.S. developed market equities and emerging market equities. Within the U.S. market, growth stocks significantly outpaced value stocks.

Portfolio Managers’ Comments (continued)
How did the Funds perform during the the six-month reporting period ended April 30, 2020?
The tables in each Fund’s Performance Overview and Expense Ratios section of this report provides the Funds’ total return performance for the six-month, one-year and since inception periods through April 30, 2020. Each Fund’s total returns at net asset value (NAV) are compared with the performance of the Index, which each Fund is designed to track.
The total return for each Fund underperformed its respective Index during the respective reporting periods. The trailing performance is primarily attributable to fees and expenses. The Indexes are unmanaged and therefore their returns do not reflect any fees or expenses, which would detract from their performance. You cannot invest directly in an index.
In absolute performance terms, the growth-oriented NULG and NUMG delivered positive returns in the reporting period, while the other five Funds declined. In the U.S., economic data began to reflect supply chain disruptions and the impact of stay-at-home orders that began in March 2020. Unemployment skyrocketed and first quarter gross domestic product (GDP) growth turned negative. The federal government swiftly enacted relief programs for individuals, businesses, state and local governments, health care and education, while the Federal Reserve introduced a broad array of measures to stabilize markets and encourage borrowing and lending. NULG and NUMG had higher exposures to the information technology and health care sectors, both of which were relatively more resilient in the March sell-off and therefore had relatively better performance in the reporting period overall. NUMV was the weakest performer among the U.S.-focused Funds due its larger weightings in the financials and real estate sectors, which performed poorly in this reporting period. NUSC was also among the weaker performing U.S. Funds, as small-cap equities significantly underperformed the broad U.S. market.
The non-U.S. Funds, NUDM and NUEM, posted negative performance in absolute terms in this reporting period, driven by concerns about the coronavirus pandemic and its impact on global economic conditions. Macroeconomic indicators around the world revealed sharp contractions in manufacturing and service sector activity in early 2020 and, like the U.S., first quarter GDP growth was negative in Europe and Japan. Policy makers responded with monetary and fiscal stimulus packages and interest rates cuts. Emerging market equities fared slightly better than international (non-U.S.) developed market equities in this reporting period. Although China was the first country to implement drastic restrictions on economic and social activity to contain the coronavirus, it had made significant progress in reducing the infection rate by April 2020 and was beginning to lift its activity bans. This helped China’s equity market recover sooner than other areas of the world where the virus spread was not yet under control.

Risk Considerations
Nuveen ESG Emerging Markets Equity ETF (NUEM)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. A portfolio concentrated in a single industry sector or country may present more risk than a portfolio broadly diversified over several industries or countries. These and other risks, such as mid-cap stock risk, are described in the Fund’s prospectus.
Nuveen ESG International Developed Markets Equity ETF (NUDM)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. An exchange-traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. A portfolio concentrated in a single industry sector or country may present more risk than a portfolio broadly diversified over several industries or countries. These and other risks, such as mid-cap stock risk, are described in the Fund’s prospectus.
Nuveen ESG Large-Cap ETF (NULC)
Investing involves risk; principal loss is possible. There is no guarantee the Fund's investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don't use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Because it invests primarily in large-capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. These and other risk considerations are described in detail in the Fund's prospectus.
Nuveen ESG Large-Cap Growth ETF (NULG)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Growth stocks tend to be more volatile and can experience sharp price declines. Because it invests primarily in large-capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Large-Cap Value ETF (NULV)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity se-

Risk Considerations (continued)
curities may decline significantly over short or extended periods of time. Value stocks may not be fully recognized by the market and be undervalued. Because it invests primarily in large-capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Mid-Cap Growth ETF (NUMG)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Because it invests primarily in mid-capitalization stocks, the Fund may be subject to greater volatility than those that invest in larger companies, but may be less volatile than investments in smaller companies. Growth stocks tend to be more volatile and can experience sharp price declines. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Mid-Cap Value ETF (NUMV)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Value stocks may not be fully recognized by the market and be undervalued. Because it invests primarily in mid-capitalization stocks, the Fund may be subject to greater volatility than those that invest in larger companies, but may be less volatile than investments in smaller companies. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Small-Cap ETF (NUSC)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. These and other risk considerations are described in detail in the Fund’s prospectus.

Fund Performance and Expense Ratios
The Fund Performance and Expense Ratio for each Fund are shown within this section of the report.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Expense Ratios
The expense ratios shown are as of each Fund's most recent prospectus. The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses.

Fund Performance and Expense Ratios (continued)
Nuveen ESG Emerging Markets Equity ETF (NUEM)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
	Total Returns as of April 30, 2020
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratio
NUEM at NAV	6/06/17	(8.34)%	(11.51)%	(1.22)%	0.45%
NUEM at Market Price	6/06/17	(10.26)%	(13.62)%	(1.76)%	—
TIAA ESG Emerging Markets Equity Index	—	(8.20)%	(11.10)%	(0.59)%	—
MSCI Emerging Markets Index	—	(10.50)%	(11.99)%	(0.79)%	—

Nuveen ESG International Developed Markets Equity ETF (NUDM)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
	Total Returns as of April 30, 2020
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratio
NUDM at NAV	6/06/17	(13.55)%	(8.19)%	(1.52)%	0.40%
NUDM at Market Price	6/06/17	(14.78)%	(10.06)%	(1.86)%	—
TIAA ESG International Developed Markets Equity Index	—	(13.50)%	(8.03)%	(1.28)%	—
MSCI EAFE Index	—	(14.21)%	(11.34)%	(2.11)%	—

Fund Performance and Expense Ratios (continued)
Nuveen ESG Large-Cap ETF (NULC)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
	Total Returns as of April 30, 2020
		Cumulative
	Inception Date	6-Month	Since Inception	Expense Ratio
NULC at NAV	6/03/19	(3.30)%	8.51%	0.20%
NULC at Market Price	6/03/19	(3.13)%	8.62%	—
TIAA ESG USA Large-Cap Index	—	(3.23)%	8.70%	—
MSCI USA Index	—	(2.89)%	8.17%	—

Nuveen ESG Large-Cap Growth ETF (NULG)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
	Total Returns as of April 30, 2020
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratio
NULG at NAV	12/31/16	4.99%	11.56%	16.90%	0.35%
NULG at Market Price	12/31/16	5.01%	11.63%	16.93%	—
TIAA ESG USA Large-Cap Growth Index	—	5.20%	12.01%	17.34%	—
MSCI USA Growth Index	—	7.28%	12.47%	17.04%	—

Fund Performance and Expense Ratios (continued)
Nuveen ESG Large-Cap Value ETF (NULV)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
	Total Returns as of April 30, 2020
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratio
NULV at NAV	12/13/16	(13.64)%	(9.43)%	3.94%	0.35%
NULV at Market Price	12/13/16	(13.51)%	(9.32)%	3.99%	—
TIAA ESG USA Large-Cap Value Index	—	(13.54)%	(9.15)%	4.30%	—
MSCI USA Value Index	—	(13.03)%	(10.24)%	2.68%	—

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
	Total Returns as of April 30, 2020
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratio
NUMG at NAV	12/13/16	1.83%	4.28%	11.11%	0.40%
NUMG at Market Price	12/13/16	1.96%	4.49%	11.21%	—
TIAA ESG USA Mid-Cap Growth Index	—	2.04%	4.71%	11.58%	—
MSCI USA Mid-Cap Growth Index	—	(1.02)%	1.36%	9.99%	—

Fund Performance and Expense Ratios (continued)
Nuveen ESG Mid-Cap Value ETF (NUMV)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
	Total Returns as of April 30, 2020
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratio
NUMV at NAV	12/13/16	(21.35)%	(18.14)%	(0.84)%	0.40%
NUMV at Market Price	12/13/16	(21.53)%	(18.13)%	(0.84)%	—
TIAA ESG USA Mid-Cap Value Index	—	(21.25)%	(17.87)%	(0.46)%	—
MSCI USA Mid-Cap Value Index	—	(21.39)%	(19.23)%	(0.99)%	—

Nuveen ESG Small-Cap ETF (NUSC)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
	Total Returns as of April 30, 2020
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratio
NUSC at NAV	12/13/16	(15.37)%	(15.96)%	1.55%	0.40%
NUSC at Market Price	12/13/16	(15.51)%	(16.02)%	1.55%	—
TIAA ESG USA Small-Cap Index	—	(15.23)%	(15.64)%	1.97%	—
MSCI USA Small-Cap Index	—	(15.70)%	(16.15)%	1.42%	—

Holding Summaries    as of April 30, 2020
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
Nuveen ESG Emerging Markets Equity ETF (NUEM)
Fund Allocation (% of net assets)
Common Stocks	98.8%
Common Stock Rights	0.0%
Other Assets Less Liabilities	1.2%
Net Assets	100%

Top Five Common Stock Holdings (% of net assets)
Alibaba Group Holding Ltd ADR	8.1%
Tencent Holdings Ltd	7.4%
Taiwan Semiconductor Manufacturing Co Ltd	6.2%
China Construction Bank Corp	2.9%
Naspers Ltd	2.2%
Portfolio Composition (% of net assets)
Information Technology	16.2%
Financials	16.2%
Consumer Discretionary	15.7%
Communication Services	12.0%
Materials	11.5%
Industrials	9.5%
Consumer Staples	8.0%
Real Estate	2.8%
Health Care	2.5%
Energy	2.5%
Utilities	1.9%
Other Assets Less Liabilities	1.2%
Net Assets	100%
Country Allocation (% of net assets)
China	37.8%
Taiwan	13.7%
Korea, Republic Of	10.7%
India	8.6%
Brazil	5.1%
South Africa	4.2%
Saudi Arabia	2.8%
Thailand	2.3%
Malaysia	1.9%
Mexico	1.9%
Other	9.8%
Other Assets Less Liabilities	1.2%
Net Assets	100%

Nuveen ESG International Developed Markets Equity ETF (NUDM)
Fund Allocation (% of net assets)
Common Stocks	99.3%
Other Assets Less Liabilities	0.7%
Net Assets	100%

Top Five Common Stock Holdings (% of net assets)
Nestle SA	4.0%
SAP SE	2.2%
AstraZeneca PLC	2.2%
Sony Corp	2.1%
L'Oreal SA	2.1%
Portfolio Composition (% of net assets)
Financials	16.5%
Industrials	16.1%
Consumer Staples	14.9%
Consumer Discretionary	11.9%
Health Care	11.4%
Materials	7.5%
Communication Services	6.8%
Information Technology	5.6%
Utilities	3.7%
Real Estate	2.8%
Energy	2.1%
Other Assets Less Liabilities	0.7%
Net Assets	100%
Country Allocation (% of net assets)
Japan	25.9%
United Kingdom	14.1%
France	10.9%
Switzerland	10.3%
Germany	8.1%
Australia	6.4%
Netherlands	4.1%
Hong Kong	3.6%
Spain	2.8%
Sweden	2.6%
Other	10.5%
Other Assets Less Liabilities	0.7%
Net Assets	100%

Holding Summaries    as of April 30, 2020 (continued)
Nuveen ESG Large-Cap ETF (NULC)
Fund Allocation (% of net assets)
Common Stocks	99.8%
Other Assets Less Liabilities	0.2%
Net Assets	100%
Portfolio Composition (% of net assets)
Information Technology	26.8%
Health Care	14.1%
Financials	10.0%
Communication Services	9.7%
Consumer Discretionary	9.6%
Industrials	9.5%
Consumer Staples	6.9%
Real Estate	4.2%
Materials	4.0%
Utilities	2.9%
Energy	2.1%
Other Assets Less Liabilities	0.2%
Net Assets	100%

Top Five Common Stock Holdings (% of net assets)
Microsoft Corp	6.5%
Alphabet Inc	4.5%
Verizon Communications Inc	2.2%
NVIDIA Corp	2.1%
Procter & Gamble Co/The	2.1%

Nuveen ESG Large-Cap Growth ETF (NULG)
Fund Allocation (% of net assets)
Common Stocks	99.8%
U.S. Government and Agency Obligations	0.2%
Other Assets Less Liabilities	0.0%
Net Assets	100%
Portfolio Composition (% of net assets)
Information Technology	34.8%
Consumer Discretionary	15.3%
Health Care	14.0%
Industrials	11.8%
Communication Services	8.9%
Financials	4.7%
Consumer Staples	4.5%
Materials	4.4%
Real Estate	1.4%
Energy	0.0%
U.S. Government and Agency Obligations	0.2%
Other Assets Less Liabilities	0.0%
Net Assets	100%
Top Five Common Stock Holdings (% of net assets)
Alphabet Inc	7.3%
Mastercard Inc	2.9%
NVIDIA Corp	2.6%
Adobe Inc	2.6%
Home Depot Inc	2.5%

Holding Summaries    as of April 30, 2020 (continued)
Nuveen ESG Large-Cap Value ETF (NULV)
Fund Allocation (% of net assets)
Common Stocks	99.8%
U.S. Government and Agency Obligations	0.2%
Other Assets Less Liabilities	0.0%
Net Assets	100%
Portfolio Composition (% of net assets)
Financials	20.2%
Health Care	15.4%
Consumer Staples	14.4%
Industrials	11.0%
Information Technology	10.5%
Communication Services	8.2%
Real Estate	4.9%
Materials	4.6%
Utilities	4.5%
Energy	3.2%
Consumer Discretionary	2.9%
U.S. Government and Agency Obligations	0.2%
Other Assets Less Liabilities	0.0%
Net Assets	100%
Top Five Common Stock Holdings (% of net assets)
Procter & Gamble Co/The	4.0%
Intel Corp	3.7%
Verizon Communications Inc	3.6%
Merck & Co Inc	3.3%
PepsiCo Inc	3.0%

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Fund Allocation (% of net assets)
Common Stocks	99.9%
U.S. Government and Agency Obligations	0.1%
Other Assets Less Liabilities	(0.0)%
Net Assets	100%
Portfolio Composition (% of net assets)
Information Technology	26.1%
Health Care	21.5%
Industrials	16.4%
Consumer Discretionary	11.2%
Financials	8.2%
Communication Services	7.7%
Real Estate	3.2%
Consumer Staples	2.9%
Materials	2.7%
U.S. Government and Agency Obligations	0.1%
Other Assets Less Liabilities	(0.0)%
Net Assets	100%
Top Five Common Stock Holdings (% of net assets)
DexCom Inc	3.1%
MarketAxess Holdings Inc	2.6%
Chipotle Mexican Grill Inc	2.5%
Verisk Analytics Inc	2.4%
Domino's Pizza Inc	2.4%

Holding Summaries    as of April 30, 2020 (continued)
Nuveen ESG Mid-Cap Value ETF (NUMV)
Fund Allocation (% of net assets)
Common Stocks	99.7%
U.S. Government and Agency Obligations	0.2%
Other Assets Less Liabilities	0.1%
Net Assets	100%
Portfolio Composition (% of net assets)
Real Estate	18.4%
Financials	18.3%
Consumer Discretionary	15.9%
Industrials	12.4%
Information Technology	9.4%
Materials	8.1%
Consumer Staples	5.4%
Health Care	4.2%
Communication Services	3.0%
Utilities	2.5%
Energy	2.1%
U.S. Government and Agency Obligations	0.2%
Other Assets Less Liabilities	0.1%
Net Assets	100%
Top Five Common Stock Holdings (% of net assets)
Marvell Technology Group Ltd	2.9%
Alexandria Real Estate Equities Inc	2.7%
International Flavors & Fragrances Inc	2.5%
Tiffany & Co	2.5%
CMS Energy Corp	2.5%

Nuveen ESG Small-Cap ETF (NUSC)
Fund Allocation (% of net assets)
Common Stocks	99.9%
Common Stock Rights	0.0%
U.S. Government and Agency Obligations	0.1%
Other Assets Less Liabilities	(0.0)%
Net Assets	100%
Portfolio Composition (% of net assets)
Information Technology	18.5%
Health Care	16.1%
Industrials	14.3%
Financials	14.0%
Consumer Discretionary	12.2%
Real Estate	9.5%
Materials	4.5%
Consumer Staples	3.2%
Communication Services	2.8%
Utilities	2.7%
Energy	2.1%
U.S. Government and Agency Obligations	0.1%
Other Assets Less Liabilities	(0.0)%
Net Assets	100%
Top Five Common Stock Holdings (% of net assets)
Entegris Inc	1.2%
Service Corp International/US	0.9%
First American Financial Corp	0.9%
Pool Corp	0.8%
Quidel Corp	0.8%

Expense Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended April 30, 2020.
The beginning of the period is November 1, 2019.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your Fund in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen ESG Emerging Markets Equity ETF (NUEM)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$ 916.60
Expenses Incurred During Period	$ 2.14
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,022.63
Expenses Incurred During the Period	$ 2.26
Expenses are equal to the Fund's annualized net expense ratio of 0.45% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Nuveen ESG International Developed Markets Equity ETF (NUDM)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$ 864.50
Expenses Incurred During Period	$ 1.90
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,022.82
Expenses Incurred During the Period	$ 2.06
Expenses are equal to the Fund's annualized net expense ratio of 0.40% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Nuveen ESG Large-Cap ETF (NULC)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$ 967.00
Expenses Incurred During Period	$ 0.98
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,023.87
Expenses Incurred During the Period	$ 1.01
Expenses are equal to the Fund's annualized net expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Nuveen ESG Large-Cap Growth ETF (NULG)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,049.90
Expenses Incurred During Period	$ 1.78
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,023.12
Expenses Incurred During the Period	$ 1.76
Expenses are equal to the Fund's annualized net expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Expense Examples    (continued)
Nuveen ESG Large-Cap Value ETF (NULV)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$ 863.60
Expenses Incurred During Period	$ 1.62
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,023.12
Expenses Incurred During the Period	$ 1.76
Expenses are equal to the Fund's annualized net expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Nuveen ESG Mid-Cap Growth ETF (NUMG)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,018.30
Expenses Incurred During Period	$ 2.01
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,022.87
Expenses Incurred During the Period	$ 2.01
Expenses are equal to the Fund's annualized net expense ratio of 0.40% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Nuveen ESG Mid-Cap Value ETF (NUMV)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$ 786.50
Expenses Incurred During Period	$ 1.78
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,022.87
Expenses Incurred During the Period	$ 2.01
Expenses are equal to the Fund's annualized net expense ratio of 0.40% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Nuveen ESG Small-Cap ETF (NUSC)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$ 846.30
Expenses Incurred During Period	$ 1.84
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,022.87
Expenses Incurred During the Period	$ 2.01
Expenses are equal to the Fund's annualized net expense ratio of 0.40% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Nuveen ESG Emerging Markets Equity ETF (NUEM)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.8%
	COMMON STOCKS – 98.8%
	Communication Services – 12.0%
10,855	Advanced Info Service PCL, (2)	$66,428
192,811	Axiata Group Bhd	176,669
58,976	Chunghwa Telecom Co Ltd	217,170
4,113	DiGiCom Bhd	4,438
1,924	Far EasTone Telecommunications Co Ltd	4,296
4,230	Intouch Holdings PCL	6,994
6,109	Maxis Bhd	7,785
1,310	NAVER Corp	212,340
43	NCSoft Corp	22,692
46,150	Orange Polska SA, (3)	77,731
1,411	SK Telecom Co Ltd	244,923
1,271	Taiwan Mobile Co Ltd	4,595
31,320	Telefonica Brasil SA	264,120
79,492	Telekom Malaysia Bhd	74,501
50,477	Tencent Holdings Ltd	2,715,165
3,261	Total Access Communication PCL, (2)	4,258
37,009	Turkcell Iletisim Hizmetleri AS	73,864
35,106	Vodacom Group Ltd	235,544
1,723	Wanda Film Holding Co Ltd, (3)	4,076
21,888	XL Axiata Tbk PT	3,738
	Total Communication Services	4,421,327
	Consumer Discretionary – 15.7%
14,639	Alibaba Group Holding Ltd, Sponsored ADR	2,966,886
1,933	Alsea SAB de CV, (3)	1,606
1,337	Arcelik AS, (3)	3,137
4,274	BAIC BluePark New Energy Technology Co Ltd, (3)	3,318
117,713	BAIC Motor Corp Ltd, 144A	51,930
27,713	BYD Co Ltd	174,450
7,492	BYD Co Ltd	63,635
178	CCC SA	2,227
931	Eicher Motors Ltd	181,625
460	FF Group, (3), (4)	605
642	Foschini Group Ltd/The	2,553
17,810	Geely Automobile Holdings Ltd	27,844
4,095	Hangzhou Robam Appliances Co Ltd	18,493

Shares	Description (1)	Value
	Consumer Discretionary (continued)
2,354	Hankook Tire & Technology Co Ltd	$41,054
281	Hero MotoCorp Ltd	8,056
8,140	Home Product Center PCL	3,422
17,147	Hotai Motor Co Ltd	321,184
7,431	LG Electronics Inc	334,820
17,849	Mahindra & Mahindra Ltd	87,361
35,251	Meituan Dianping, (3)	471,993
4,229	Minor International PCL, (2), (3)	2,758
363	Mr Price Group Ltd	2,609
5,142	Naspers Ltd	811,649
38,849	NIO Inc ADR	132,475
17,253	Suningcom Co Ltd	20,578
5,861	Tatung Co Ltd, (3)	4,238
56,716	TCL Technology Group Corp	37,278
338	Titan Co Ltd	4,356
1,187	Woolworths Holdings Ltd/South Africa	1,971
	Total Consumer Discretionary	5,784,111
	Consumer Staples – 8.0%
360	Almarai Co JSC	4,707
31	Amorepacific Corp	4,503
61	Amorepacific Corp	3,134
79	AMOREPACIFIC Group	3,767
740	Arca Continental SAB de CV	2,880
9,822	Atacadao SA, (3)	36,288
4,098	Bid Corp Ltd	53,922
160	Britannia Industries Ltd	6,734
4,212	Charoen Pokphand Foods PCL, (2)	3,515
70,905	China Mengniu Dairy Co Ltd	252,894
2,205	Cia Brasileira de Distribuicao	26,973
21	CJ CheilJedang Corp	4,697
7,334	Coca-Cola Femsa SAB de CV	29,709
265	Colgate-Palmolive India Ltd	5,166
8,602	CP ALL PCL, (2), (3)	18,876
669	Dabur India Ltd	4,365
6,070	Dali Foods Group Co Ltd, 144A	3,735
62,391	Fomento Economico Mexicano SAB de CV	407,494
553	Fraser & Neave Holdings Bhd	4,082
400	Gruma SAB de CV	3,833
20,901	Hindustan Unilever Ltd	613,712
25,714	Inner Mongolia Yili Industrial Group Co Ltd	106,508
2,054	Kimberly-Clark de Mexico SAB de CV	2,937

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Consumer Staples (continued)
810	Kuala Lumpur Kepong Bhd	$3,956
5	LG Household & Health Care Ltd	5,688
146	LG Household & Health Care Ltd	86,993
1,162	Marico Ltd	4,455
549	Natura & Co Holding SA, (3)	3,602
1,618	Nestle India Ltd	385,653
153	Nestle Malaysia Bhd	4,985
945	Pick n Pay Stores Ltd	2,985
1,128	PPB Group Bhd	4,318
19,309	President Chain Store Corp	199,996
601	Savola Group/The	6,482
592	Shoprite Holdings Ltd	3,453
309	SPAR Group Ltd/The	2,976
1,814	Standard Foods Corp	4,105
167,563	Sun Art Retail Group Ltd	279,259
4,800	Tech-Bank Food Co Ltd, (3)	8,540
9,745	Thai Union Group PCL	3,946
535,798	Unilever Indonesia Tbk PT	298,066
2,020	Uni-President Enterprises Corp	4,721
	Total Consumer Staples	2,918,610
	Energy – 2.5%
11,060	Cosan SA	123,281
785,806	IRPC PCL, (2)	65,089
4,289	Motor Oil Hellas Corinth Refineries SA	62,997
18,786	Offshore Oil Engineering Co Ltd	13,173
17,857	Petronas Dagangan Bhd	84,468
34,244	Qatar Fuel QSC	150,576
3,163	S-Oil Corp	181,714
78,538	Thai Oil PCL, (2)	99,523
50,910	Ultrapar Participacoes SA	136,367
	Total Energy	917,188
	Financials – 16.2%
234	Absa Group Ltd	1,163
116,374	Abu Dhabi Commercial Bank PJSC	140,671
10,901	Alpha Bank AE, (3)	7,964
15,924	AMMB Holdings Bhd	11,036
66,447	Axis Bank Ltd	392,913
55,052	B3 SA - Brasil Bolsa Balcao	390,722
62,252	Banco Bradesco SA, (3)	220,221
19,771	Banco Bradesco SA, (3)	64,134
111	Banco de Credito e Inversiones SA	4,116

Shares	Description (1)	Value
	Financials (continued)
388	Banco do Brasil SA, (3)	$2,043
468	Banco Santander Brasil SA	2,334
342	Bancolombia SA	2,209
15,915	Bancolombia SA	105,081
27,873	Bandhan Bank Ltd, 144A	97,877
2,885	Bank Millennium SA, (3)	1,960
6,528	Bank Negara Indonesia Persero Tbk PT	1,799
21,393	Bank of Hangzhou Co Ltd	25,092
174	Bank Polska Kasa Opieki SA, (3)	2,184
548,646	Bank Rakyat Indonesia Persero Tbk PT	100,693
15,728	Banque Saudi Fransi	129,636
1,496	BDO Unibank Inc	2,997
148,390	Cathay Financial Holding Co Ltd	199,107
1,026	Chailease Holding Co Ltd	3,951
626,308	China CITIC Bank Corp Ltd	306,192
24,179	China CITIC Bank Corp Ltd	17,810
1,281,050	China Construction Bank Corp	1,044,359
39,653	China Construction Bank Corp	36,118
223,653	China Everbright Bank Co Ltd	94,915
168,330	China Everbright Bank Co Ltd	88,942
3,349	CIMB Group Holdings Bhd	2,687
5,874	CTBC Financial Holding Co Ltd	3,951
2,799	Dubai Islamic Bank PJSC	2,797
5,448	ESun Financial Holding Co Ltd	5,002
1,026	First Abu Dhabi Bank PJSC	3,240
5,986	First Financial Holding Co Ltd	4,439
2,064	FirstRand Ltd	4,548
169,634	Fubon Financial Holding Co Ltd	241,303
445	Grupo de Inversiones Suramericana SA	2,443
81,873	Grupo Financiero Banorte SAB de CV	226,879
1,886	Hana Financial Group Inc	42,721
7,346	Hua Nan Financial Holdings Co Ltd	4,805
53,695	Huaxia Bank Co Ltd	49,897
350	Hyundai Marine & Fire Insurance Co Ltd	7,497
87,530	Industrial Bank Co Ltd	206,074
7,196	Investec Ltd	15,042
37,846	Itau Unibanco Holding SA	159,192
1,295	Itausa - Investimentos Itau SA	2,153
1,583	Kasikornbank PCL	4,220
18,147	KB Financial Group Inc	517,550
1,104	Komercni banka as, (3)	23,444

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
566	Liberty Holdings Ltd	$2,173
1,921	Malayan Banking Bhd	3,382
507	mBank SA	26,812
3,491	MCB Bank Ltd	3,548
4,323	Mega Financial Holding Co Ltd	4,376
3,016	Nedbank Group Ltd	17,607
145,669	Old Mutual Ltd	106,446
98	OTP Bank Nyrt, (3)	2,914
1,030	Public Bank Bhd	3,924
48,817	Qatar National Bank QPSC	231,013
354	Remgro Ltd	2,641
3,189	RHB Bank Bhd	3,523
1,031	RMB Holdings Ltd	2,975
198	Samsung Card Co Ltd	4,875
2,151	Samsung Fire & Marine Insurance Co Ltd	336,301
1,577	Sanlam Ltd	5,090
61	Santander Bank Polska SA, (3)	2,401
1,004	Shinhan Financial Group Co Ltd	25,173
1,405	Siam Commercial Bank PCL/The, (2)	2,975
10,001	SinoPac Financial Holdings Co Ltd	4,103
22,406	Standard Bank Group Ltd	124,602
11,001	Taishin Financial Holding Co Ltd	4,717
10,546	Taiwan Business Bank	3,848
594	Woori Financial Group Inc	4,114
6,708	Yuanta Financial Holding Co Ltd	3,857
	Total Financials	5,961,513
	Health Care – 2.5%
3,186	3SBio Inc, 144A, (3)	3,267
602	Aspen Pharmacare Holdings Ltd, (3)	3,791
123	Asymchem Laboratories Tianjin Co Ltd	3,288
5,462	Bangkok Dusit Medical Services PCL	3,494
1,130	Beijing Tongrentang Co Ltd	4,111
1,007	Bumrungrad Hospital PCL, (2)	3,657
3,186	China Medical System Holdings Ltd	3,797
660	China National Accord Medicines Corp Ltd	3,859
1,186	China National Medicines Corp Ltd	5,242
1,488	China Resources Sanjiu Medical & Pharmaceutical Co Ltd	6,123
130,273	CSPC Pharmaceutical Group Ltd	258,787
1,018	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	4,456
17	Hanmi Pharm Co Ltd	3,614
7,474	Huadong Medicine Co Ltd	21,122

Shares	Description (1)	Value
	Health Care (continued)
4,226	Hutchison China MediTech Ltd ADR	$90,901
78,260	IHH Healthcare Bhd	95,550
42,671	Kalbe Farma Tbk PT	4,131
2,162	Life Healthcare Group Holdings Ltd	2,103
5,383	Luye Pharma Group Ltd, 144A	2,625
6,678	Notre Dame Intermedica Participacoes SA	67,615
537	Ovctek China Inc	5,010
444	Ping An Healthcare and Technology Co Ltd, 144A, (3)	6,151
2,045	Piramal Enterprises Ltd	26,746
3,479	Richter Gedeon Nyrt	74,705
1,612	Shanghai Fosun Pharmaceutical Group Co Ltd	6,155
57,505	Shanghai Pharmaceuticals Holding Co Ltd	101,326
19,317	Sinopharm Group Co Ltd	52,327
5,250	SSY Group Ltd	3,725
1,365	Winning Health Technology Group Co Ltd	4,917
286	WuXi AppTec Co Ltd, 144A	4,040
425	WuXi AppTec Co Ltd	6,127
390	Wuxi Biologics Cayman Inc, 144A, (3)	6,087
120	Yuhan Corp	4,644
1,253	Yunnan Baiyao Group Co Ltd	16,031
	Total Health Care	909,524
	Industrials – 9.5%
1,866	51job Inc ADR	111,848
71,346	Aboitiz Equity Ventures Inc	58,736
5,376	Air China Ltd	3,863
3,916	Air China Ltd	4,022
82,855	Airports of Thailand PCL, (2)	159,410
25,297	A-Living Services Co Ltd, 144A	139,336
908	Aselsan Elektronik Sanayi Ve Ticaret AS	3,526
80,965	Ashok Leyland Ltd	56,388
802	BEST Inc ADR	4,307
14,573	BOC Aviation Ltd, 144A	98,596
11,442	BTS Group Holdings PCL, (2)	4,067
12,260	CCR SA	27,970
97,095	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd, (3)	78,153
12,138	China Airlines Ltd, (3)	3,367
113,703	China Conch Venture Holdings Ltd	545,609
9,284	China Eastern Airlines Corp Ltd	3,868
6,646	China Eastern Airlines Corp Ltd	4,124
6,232	China International Marine Containers Group Co Ltd	6,559
76,102	China Lesso Group Holdings Ltd	108,179

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
53	CJ Corp	$3,523
4,095	Contemporary Amperex Technology Co Ltd	83,752
62,216	Country Garden Services Holdings Co Ltd	288,916
142	Doosan Bobcat Inc	2,739
9,696	Eva Airways Corp	3,750
4,074	Eve Energy Co Ltd	38,955
10,150	Evergreen Marine Corp Taiwan Ltd, (3)	3,789
5,085	Far Eastern New Century Corp	4,446
3,913	Greentown Service Group Co Ltd	5,199
3,198	GS Engineering & Construction Corp	66,404
618	Havells India Ltd	4,633
407	Hiwin Technologies Corp	3,942
445	Hyundai Heavy Industries Holdings Co Ltd	88,748
20,819	Jasa Marga Persero Tbk PT	4,409
28	KCC Corp	3,792
649	Latam Airlines Group SA	2,449
6,629	LG Corp	337,312
344	Localiza Rent a Car SA	2,173
174	Lotte Corp	5,726
2,499	Malaysia Airports Holdings Bhd	3,051
93,825	MISC Bhd	172,158
744	Rumo SA, (3)	2,720
33,655	Shanghai Industrial Holdings Ltd	57,131
1,186	Shanghai M&G Stationery Inc	8,637
2,081	Shanghai Waigaoqiao Free Trade Zone Group Co Ltd	4,230
1,365	Shenzhen Inovance Technology Co Ltd	6,329
2,081	Siasun Robot & Automation Co Ltd, (3)	3,885
225	Siemens Ltd	3,407
63,041	Sime Darby Bhd	29,321
140,597	Sinotrans Ltd	34,277
13,572	Sinotrans Ltd	6,267
48,197	Sinotruk Hong Kong Ltd	97,111
13,493	SM Investments Corp	226,177
3,671	Taiwan High Speed Rail Corp	4,210
918	TAV Havalimanlari Holding AS	2,390
32,828	WEG SA	242,209
6,193	Westports Holdings Bhd	5,329
54,358	Xinjiang Goldwind Science & Technology Co Ltd	53,360
14,702	Xinjiang Goldwind Science & Technology Co Ltd	20,785
100,970	Zhejiang Expressway Co Ltd	75,932
6,579	Zhejiang Weixing New Building Materials Co Ltd	11,370

Shares	Description (1)	Value
	Industrials (continued)
9,432	Zhengzhou Yutong Bus Co Ltd	$17,423
14,702	Zoomlion Heavy Industry Science and Technology Co Ltd	13,329
	Total Industrials	3,477,623
	Information Technology – 16.2%
5,572	360 Security Technology Inc	14,728
50,934	AAC Technologies Holdings Inc	249,337
726	Accton Technology Corp	5,310
8,090	Acer Inc	4,530
426	Advantech Co Ltd	4,069
1,488	Aisino Corp	3,619
1,747	ASE Technology Holding Co Ltd	3,942
616	Asustek Computer Inc	4,195
530,696	AU Optronics Corp, (3)	140,988
2,551	Beijing Shiji Information Technology Co Ltd	11,079
142,967	BOE Technology Group Co Ltd	76,148
15,297	BYD Electronic International Co Ltd	35,399
9,407	Catcher Technology Co Ltd	72,127
1,537	Chicony Electronics Co Ltd	4,362
2,137	China National Software & Service Co Ltd	25,035
2,558	Cielo SA	1,919
7,153	Compal Electronics Inc	4,594
23,696	Delta Electronics Inc	111,561
426	Globant SA, (3)	49,275
716	Glodon Co Ltd	5,329
519	HCL Technologies Ltd	3,767
39,732	Infosys Ltd	378,326
5,718	Inventec Corp	4,519
3,205	Kingdee International Software Group Co Ltd	4,663
26,832	Legend Holdings Corp, 144A	31,358
503,684	Lenovo Group Ltd	274,181
9,155	LG Display Co Ltd, (3)	83,026
770	LG Innotek Co Ltd	83,417
2,791	Lite-On Technology Corp	4,364
37,325	MediaTek Inc	520,905
1,823	Micro-Star International Co Ltd	5,701
2,090	Quanta Computer Inc	4,561
3,930	Samsung Electro-Mechanics Co Ltd	366,084
1,348	Samsung SDI Co Ltd	316,409
123	Sangfor Technologies Inc	3,337
223,256	Taiwan Semiconductor Manufacturing Co Ltd	2,286,128
19,085	Tata Consultancy Services Ltd	513,258

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
772	Unisplendour Corp Ltd	$4,556
8,147	United Microelectronics Corp	4,260
2,047	Vanguard International Semiconductor Corp	4,812
10,234	Wangsu Science & Technology Co Ltd	11,888
3,446	Westone Information Industry Inc	11,027
3,100	Win Semiconductors Corp	28,043
1,290	Wipro Ltd	3,284
4,689	Wistron Corp	4,455
3,681	Wuxi Lead Intelligent Equipment Co Ltd	19,815
226,730	Xinyi Solar Holdings Ltd	142,724
	Total Information Technology	5,946,414
	Materials – 11.5%
50	Anglo American Platinum Ltd	2,659
276	Asian Paints Ltd	6,476
77,818	Baoshan Iron & Steel Co Ltd	53,684
1,879,569	Barito Pacific Tbk PT, (3)	183,218
6,232	Beijing Oriental Yuhong Waterproof Technology Co Ltd	34,111
547	Berger Paints India Ltd	3,693
14,579	China Jushi Co Ltd	18,174
263,041	China Molybdenum Co Ltd	79,397
17,132	China Molybdenum Co Ltd	8,445
770,194	China Steel Corp	518,012
117,383	China Zhongwang Holdings Ltd	28,315
36,240	Empresas CMPC SA	78,027
98,561	Eregli Demir ve Celik Fabrikalari TAS	114,079
4,509	Ganfeng Lithium Co Ltd	29,579
4,800	GEM Co Ltd	3,155
778	Gold Fields Ltd	6,008
277	Hanwha Solutions Corp	3,308
3,558	Hengli Petrochemical Co Ltd	7,122
4,356	Impala Platinum Holdings Ltd	26,613
4,527	Indorama Ventures PCL, (2)	4,023
421	Industrias Penoles SAB de CV	3,262
9,864	KGHM Polska Miedz SA, (3)	183,362
864	Klabin SA	2,843
28	Korea Zinc Co Ltd	8,870
4,519	Kumba Iron Ore Ltd	86,790
91,838	Lee & Man Paper Manufacturing Ltd	56,626
739	LG Chem Ltd	228,350
356	LG Chem Ltd	50,400
1,124	Lotte Chemical Corp	198,795

Shares	Description (1)	Value
	Materials (continued)
1,872	Nan Ya Plastics Corp	$4,167
18,730	Nanjing Iron & Steel Co Ltd	8,464
1,330	National Industrialization Co, (3)	3,599
608	Northam Platinum Ltd, (3)	3,061
67	OCI Co Ltd, (3)	2,197
98,371	Pabrik Kertas Tjiwi Kimia Tbk PT	33,066
8,202	PhosAgro PJSC GDR	99,080
238	Pidilite Industries Ltd	4,827
15,046	Polymetal International PLC	309,820
3,747	Polyus PJSC GDR	305,193
3,730	Press Metal Aluminium Holdings Bhd	3,418
158,764	PTT Global Chemical PCL, (2)	185,237
29,366	Saudi Arabian Mining Co, (3)	292,096
30,079	Saudi Basic Industries Corp	599,978
13,930	Shandong Nanshan Aluminum Co Ltd	4,124
23,418	Shanxi Taigang Stainless Steel Co Ltd	10,881
7,530	Shenzhen Zhongjin Lingnan Nonfemet Co Ltd	3,723
17,810	Siam Cement PCL/The, (2)	190,458
3,975	Sociedad Quimica y Minera de Chile SA	94,386
3,077	Taiwan Cement Corp	4,470
716	Tianqi Lithium Corp	1,680
4,330	Transfar Zhilian Co Ltd	3,766
3,265	UPL Ltd	17,956
2,260	Xiamen Tungsten Co Ltd	3,605
4,453	Xinjiang Zhongtai Chemical Co Ltd	2,965
660	Yunnan Energy New Material Co Ltd	5,124
3,200	Yunnan Tin Co Ltd, (3)	3,826
2,867	Zhaojin Mining Industry Co Ltd	3,240
1,651	Zhejiang Huayou Cobalt Co Ltd	8,055
	Total Materials	4,239,858
	Real Estate – 2.8%
1,078	BR Malls Participacoes SA	1,999
1,991	Central Pattana PCL, (2)	3,015
1,667	China Merchants Shekou Industrial Zone Holdings Co Ltd	4,043
109,355	China Overseas Land & Investment Ltd	401,317
33,823	China Vanke Co Ltd	112,564
41,044	China Vanke Co Ltd	155,819
40,263	DLF Ltd	78,682
3,469	Fortress REIT Ltd	1,912
5,930	Grandjoy Holdings Group Co Ltd	4,528
4,979	Greenland Holdings Corp Ltd	3,992

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Real Estate (continued)
2,613	Growthpoint Properties Ltd	$1,982
3,972	Jinke Properties Group Co Ltd	4,479
12,055	Land & Houses PCL	2,738
2,855	Logan Property Holdings Co Ltd	4,493
542	NEPI Rockcastle PLC	2,358
6,758	Oceanwide Holdings Co Ltd	3,351
541,284	Pakuwon Jati Tbk PT	13,755
50,338	Poly Developments and Holdings Group Co Ltd	115,802
3,456	Ruentex Development Co Ltd	5,183
6,624	Shanghai Zhangjiang High-Tech Park Development Co Ltd	12,499
12,276	Shenzhen Investment Ltd	4,006
5,953	Shimao Property Holdings Ltd	24,035
19,574	Shui On Land Ltd	3,459
11,298	Sino-Ocean Group Holding Ltd	2,973
80,915	SM Prime Holdings Inc	49,759
23,213	SOHO China Ltd, (3)	11,079
9,489	Yuzhou Properties Co Ltd	4,039
	Total Real Estate	1,033,861
	Utilities – 1.9%
11,357	Aguas Andinas SA	3,804
223,228	China Longyuan Power Group Corp Ltd	111,436
1,343	Cia Energetica de Minas Gerais	2,362
605,640	Enel Americas SA	99,253
68,736	Enel Chile SA	5,590
385	Energisa SA	3,108
2,973	Energy Absolute PCL, (2)	3,699
10,101	Engie Brasil Energia SA	72,996
742	Equatorial Energia SA	2,513
897	Infraestructura Energetica Nova SAB de CV	3,013
18,181	Interconexion Electrica SA ESP	84,419
991	Manila Electric Co	5,001
128,340	Power Grid Corp of India Ltd	278,402
71,814	Towngas China Co Ltd	35,665
	Total Utilities	711,261
	Total Common Stocks (cost $36,564,268)	36,321,290

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
3,176	Legend Holdings Corp, (4)	$ —
	Total Common Stock Rights (cost $-)	—
	Total Long-Term Investments (cost $36,564,268)	36,321,290
	Other Assets Less Liabilities – 1.2%	443,292
	Net Assets – 100%	$ 36,764,582
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 3 - Investment Valuation and Fair Value Measurements for more information.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 2 - Investment Valuation and Fair Value Measurements for more information.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.

Nuveen ESG International Developed Markets Equity ETF (NUDM)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.3%
	COMMON STOCKS – 99.3%
	Communication Services – 6.8%
4,043	BT Group PLC	$5,918
88	Elisa Oyj	5,344
2,903	Eutelsat Communications SA	32,560
4,820	Informa PLC, (2)	26,702
246	JCDecaux SA, (2)	5,098
216	KDDI Corp	6,280
2,177	Koninklijke KPN NV	5,036
2,396	Millicom International Cellular SA	63,045
1,775	Nintendo Co Ltd	741,139
28,383	NTT DOCOMO Inc	835,551
386	Orange SA	4,708
28,281	Pearson PLC	164,021
291,965	Singapore Telecommunications Ltd	586,958
14	Swisscom AG	7,279
4,055	Telenor ASA	62,395
348,283	Vodafone Group PLC	492,638
492	WPP PLC	3,855
	Total Communication Services	3,048,527
	Consumer Discretionary – 12.0%
5,185	Accor SA, (2)	143,796
410	Barratt Developments PLC	2,684
2,057	Bayerische Motoren Werke AG	97,376
7,679	Bayerische Motoren Werke AG	454,604
93	Berkeley Group Holdings PLC	4,907
700	Cie Generale des Etablissements Michelin SCA	68,314
7,496	Compass Group PLC, (2)	126,320
66	Delivery Hero SE, 144A, (2)	5,566
169	Denso Corp	6,025
228	Dufry AG, (2)	7,425
222	Electrolux AB, (2)	3,065
1,941	EssilorLuxottica SA, (2)	239,491
290	Fast Retailing Co Ltd	139,664
9,993	Hennes & Mauritz AB, (2)	139,349
29,638	Honda Motor Co Ltd	723,524
4,849	Industria de Diseno Textil SA	123,483

Shares	Description (1)	Value
	Consumer Discretionary (continued)
596	JD Sports Fashion PLC	$3,980
10	Kering SA	5,041
2,047	Kingfisher PLC	4,061
69,841	Marks & Spencer Group PLC, (2)	81,135
250	Marui Group Co Ltd	4,143
2,783	Mercari Inc, (2)	70,606
61	Next PLC, (2)	3,636
335	NGK Spark Plug Co Ltd	5,081
11,619	Nikon Corp	109,415
212	Nokian Renkaat Oyj	4,536
455	Ocado Group PLC, (2)	9,208
4,803	Oriental Land Co Ltd/Japan	614,439
69,880	Panasonic Corp	540,298
107	Pandora A/S	3,800
4,965	Peugeot SA	71,104
14,623	Pirelli & C SpA, 144A, (2)	56,923
89	Prosus NV, (2)	6,744
74	Puma SE, (2)	4,651
30,987	Rakuten Inc, (2)	265,433
6,980	Renault SA, (2)	138,424
607	SEB SA	73,000
392	Sega Sammy Holdings Inc	4,806
422	Sekisui Chemical Co Ltd	5,406
14,672	Sony Corp	951,104
88	Whitbread PLC	3,308
1,120	Yamada Denki Co Ltd	5,363
100	Zalando SE, 144A, (2)	4,873
337	ZOZO Inc	5,484
	Total Consumer Discretionary	5,341,595
	Consumer Staples – 14.8%
8,904	Aeon Co Ltd	180,811
12,852	Associated British Foods PLC	306,791
5,620	Carrefour SA	83,070
1,971	Casino Guichard Perrachon SA, (2)	73,897
8,261	Coca-Cola European Partners PLC	327,466
4,331	Coca-Cola HBC AG	110,078
10,811	Danone SA	749,080
2,403	Essity AB, (2)	78,114
3,675	Henkel AG & Co KGaA	286,194
63	Henkel AG & Co KGaA	5,592
64,107	J Sainsbury PLC	160,186

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Consumer Staples (continued)
411	Jeronimo Martins SGPS SA	$6,939
6,781	Kao Corp	527,337
61	Kerry Group PLC	6,995
109	Lawson Inc	5,678
3,151	L'Oreal SA	915,627
2,349	METRO AG	20,398
15,860	Mowi ASA	272,363
16,861	Nestle SA	1,780,175
21,202	Orkla ASA	192,403
114,416	Tesco PLC	339,293
1,297	Unilever NV	64,751
2,524	Unilever PLC	130,593
3,866	Wm Morrison Supermarkets PLC	8,924
	Total Consumer Staples	6,632,755
	Energy – 2.1%
9,036	Caltex Australia Ltd	147,423
2,551	Koninklijke Vopak NV	147,026
15,333	Neste Oyj	542,958
12,328	Worley Ltd	72,640
	Total Energy	910,047
	Financials – 16.5%
666	3i Group PLC	6,586
1,584	Aegon NV	4,077
2,391	AIB Group PLC, (2)	3,274
196	Allianz SE	36,255
2,140	Amundi SA, 144A, (2)	142,043
24,871	Assicurazioni Generali SpA	354,544
520	ASX Ltd	27,763
47,663	Australia & New Zealand Banking Group Ltd	527,364
97,801	Aviva PLC	298,288
320	AXA SA	5,677
94,697	Banco Bilbao Vizcaya Argentaria SA	309,817
5,635	Banco de Sabadell SA, (2)	2,334
38,466	Bank Hapoalim BM	249,133
860	Bankinter SA	3,546
120	BNP Paribas SA, (2)	3,769
133,645	BOC Hong Kong Holdings Ltd	411,157
2,054	CaixaBank SA	3,692
6,270	CNP Assurances, (2)	64,726
786	Commerzbank AG, (2)	2,905
15,324	DBS Group Holdings Ltd	217,281

Shares	Description (1)	Value
	Financials (continued)
43	Deutsche Boerse AG	$6,676
167	Erste Group Bank AG	3,626
27,471	Hang Seng Bank Ltd	483,697
9,000	Hong Kong Exchanges & Clearing Ltd	292,556
78,442	Insurance Australia Group Ltd	296,838
124,668	Intesa Sanpaolo SpA, (2)	194,309
260	Kinnevik AB, (2)	5,377
2,087	Legal & General Group PLC	5,386
986	Mitsubishi UFJ Lease & Finance Co Ltd	4,785
43,406	ORIX Corp	523,218
22,363	Prudential PLC	318,322
31,824	Resona Holdings Inc	100,292
905	RSA Insurance Group PLC	4,123
788	Singapore Exchange Ltd	5,402
502	Sompo Holdings Inc	16,431
78,581	Standard Chartered PLC	403,906
1,221	Standard Life Aberdeen PLC	3,405
11,313	Sumitomo Mitsui Financial Group Inc	300,876
11,524	Sumitomo Mitsui Trust Holdings Inc	340,650
4,722	Swiss Re AG	340,812
7,714	Tokio Marine Holdings Inc	366,890
241	Tryg A/S	6,380
63,574	UBS Group AG	681,091
49	Wendel SE	4,186
22	Zurich Insurance Group AG	7,005
	Total Financials	7,390,470
	Health Care – 11.5%
5,057	Alcon Inc	266,905
28,358	Astellas Pharma Inc	473,760
9,314	AstraZeneca PLC	977,686
3,422	Chugai Pharmaceutical Co Ltd	409,930
357	Cochlear Ltd	43,123
45	Coloplast A/S	7,116
1,797	CSL Ltd	364,055
8,231	Daiichi Sankyo Co Ltd	568,207
8,470	Eisai Co Ltd	596,429
453	Fisher & Paykel Healthcare Corp Ltd	7,655
25	Genmab A/S, (2)	6,011
1,082	H Lundbeck A/S	39,415
15	Lonza Group AG	6,549
55	Merck KGaA	6,392

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
3,701	NMC Health PLC, (3)	$1,260
102	Novo Nordisk A/S	6,504
115	Orion Oyj	5,842
5,223	Ramsay Health Care Ltd	214,095
2,575	Roche Holding AG	894,974
554	Ryman Healthcare Ltd	4,139
36	Sartorius AG	10,126
133	Shionogi & Co Ltd	7,374
367	Smith & Nephew PLC	7,212
24	Sonova Holding AG	4,334
9	Straumann Holding AG	6,830
2,561	Sysmex Corp	178,182
81	UCB SA	7,412
	Total Health Care	5,121,517
	Industrials – 16.0%
6,450	ABB Ltd	122,464
66	Adecco Group AG	2,893
235	Alfa Laval AB, (2)	4,415
6,825	Alstom SA, (2)	279,282
169	ANDRITZ AG	5,553
7,637	Assa Abloy AB	137,654
164	Atlas Copco AB	5,697
186	Atlas Copco AB	5,814
1,134	Auckland International Airport Ltd	4,261
151	Bouygues SA, (2)	4,649
73	Brenntag AG	3,293
16,441	Cie de Saint-Gobain, (2)	435,969
36,355	CNH Industrial NV, (2)	227,450
93	Daifuku Co Ltd	6,549
101	Daikin Industries Ltd	13,228
2,321	DCC PLC	165,643
11,675	Deutsche Post AG	347,184
166	East Japan Railway Co	12,222
57	Eiffage SA, (2)	4,664
2,252	Experian PLC	67,492
2,840	Ferguson PLC	205,477
17,317	Ferrovial SA	432,455
48	HOCHTIEF AG	3,772
81	Intertek Group PLC	4,853
5,630	ISS A/S, (2)	83,987
5,150	Kawasaki Heavy Industries Ltd	79,175

Shares	Description (1)	Value
	Industrials (continued)
115	Keio Corp	$6,560
105	Kingspan Group PLC	5,348
1,564	Komatsu Ltd	30,165
33	Kuehne + Nagel International AG, (2)	4,720
188	Kyushu Railway Co	5,104
108	Legrand SA	7,277
27,710	Meggitt PLC	97,621
180	Metso Oyj	4,994
55,781	MTR Corp Ltd	309,761
1,587	MTU Aero Engines AG	216,063
223	Nabtesco Corp	6,486
365	NGK Insulators Ltd	4,861
353	Obayashi Corp	3,143
220	Odakyu Electric Railway Co Ltd	4,882
31,643	RELX PLC	717,035
7,768	Schneider Electric SE	710,102
11,313	SEEK Ltd	128,949
106	SGS SA	239,973
461	Shimizu Corp	3,604
8,525	Siemens AG	790,694
217	SKF AB	3,456
1,020	Sydney Airport	4,207
25	Teleperformance	5,600
71,432	Transurban Group	645,378
61	Vestas Wind Systems A/S	5,250
40,945	Volvo AB	528,832
403	Wartsila OYJ Abp	2,959
77	Wolters Kluwer NV	5,661
	Total Industrials	7,164,780
	Information Technology – 5.6%
2,957	Amadeus IT Group SA	142,248
2,467	ASML Holding NV	731,325
250	Edenred	10,069
53	Fujitsu Ltd	5,221
4,894	Infineon Technologies AG	90,859
1,032	Ingenico Group SA, (2)	129,651
1,854	Murata Manufacturing Co Ltd	104,355
2,215	Nokia Oyj, (2)	8,064
241	Nomura Research Institute Ltd	5,936
8,369	SAP SE	998,606
6,062	STMicroelectronics NV	157,428

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
45	Wixcom Ltd, (2)	$5,886
100	Worldline SA/France, 144A, (2)	6,789
160	Yaskawa Electric Corp	5,334
8,163	Yokogawa Electric Corp	112,977
	Total Information Technology	2,514,748
	Materials – 7.5%
71	Akzo Nobel NV	5,381
830	Arkema SA	68,819
29,754	Asahi Kasei Corp	212,857
9,970	Boliden AB, (2)	204,459
3,387	Chr Hansen Holding A/S	291,821
82	Croda International PLC	5,049
643	Daicel Corp	5,267
2,404	Fletcher Building Ltd	5,488
39,528	Fortescue Metals Group Ltd	309,513
61	Givaudan SA	204,334
440	Hitachi Metals Ltd	4,345
3,605	Johnson Matthey PLC	90,602
257	Kansai Paint Co Ltd	4,953
4,394	Koninklijke DSM NV	537,825
46,012	Mitsubishi Chemical Holdings Corp	265,655
2,790	Nitto Denko Corp	141,150
4,885	Showa Denko KK, (2)	108,495
187	Sika AG	30,942
816	Smurfit Kappa Group PLC	25,580
440	Stora Enso Oyj	5,205
53,981	Sumitomo Chemical Co Ltd	168,604
8,440	Sumitomo Metal Mining Co Ltd	214,562
63	Symrise AG	6,370
361	Teijin Ltd	5,823
24,140	Toray Industries Inc	112,669
7,157	Umicore SA	308,937
	Total Materials	3,344,705
	Real Estate – 2.8%
31,605	British Land Co PLC/The	161,294
41,910	CapitaLand Ltd, (2)	89,614
60	Covivio	3,756
5,910	Daiwa House Industry Co Ltd	152,399
5,892	Deutsche Wohnen SE	238,780
813	Dexus	4,876
545	Goodman Group	4,692

Shares	Description (1)	Value
	Real Estate (continued)
1,201	GPT Group/The	$3,326
3	Japan Retail Fund Investment Corp	3,322
186	Klepierre SA	3,760
7,552	Land Securities Group PLC	63,060
4,523	Lendlease Group	36,600
5,772	Mitsui Fudosan Co Ltd	107,845
1	Nippon Building Fund Inc	6,013
2	Nippon Prologis REIT Inc	5,528
205	Nomura Real Estate Holdings Inc	3,397
3	Nomura Real Estate Master Fund Inc	3,467
1,552	Stockland	2,926
42,296	Swire Properties Ltd	118,666
3,884	Unibail-Rodamco-Westfield	228,533
663	UOL Group Ltd	3,217
	Total Real Estate	1,245,071
	Utilities – 3.7%
9,006	Enagas SA	210,010
21,387	Meridian Energy Ltd	59,244
61,149	National Grid PLC	720,243
6,708	Orsted A/S, 144A	678,025
	Total Utilities	1,667,522
	Total Long-Term Investments (cost $50,203,495)	44,381,737
	Other Assets Less Liabilities – 0.7%	328,466
	Net Assets – 100%	$ 44,710,203
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 2 - Investment Valuation and Fair Value Measurements for more information.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.

Nuveen ESG Large-Cap ETF (NULC)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Communication Services – 9.7%
38	Activision Blizzard Inc	$2,422
264	Alphabet Inc, (2)	356,046
189	Alphabet Inc, (2)	254,526
822	Discovery Inc, (2)	18,429
1,232	Discovery Inc, (2)	25,145
1	Electronic Arts Inc, (2)	114
28	Interpublic Group of Cos Inc/The	476
1,811	Liberty Global PLC, (2)	33,160
651	Liberty Global PLC, (2)	12,643
8	Omnicom Group Inc	456
198	Roku Inc, (2)	24,004
5,290	Sirius XM Holdings Inc	31,264
8	Take-Two Interactive Software Inc, (2)	968
560	TripAdvisor Inc, (2)	11,183
5,103	Verizon Communications Inc	293,167
2,200	Walt Disney Co	237,930
	Total Communication Services	1,301,933
	Consumer Discretionary – 9.5%
119	Booking Holdings Inc, (2)	176,188
1	Chipotle Mexican Grill Inc, (2)	879
429	Darden Restaurants Inc, (2)	31,656
8	Domino's Pizza Inc	2,895
3,719	eBay Inc	148,128
8	Expedia Group Inc	568
48	Gap Inc/The	390
9	Hilton Worldwide Holdings Inc, (2)	681
966	Home Depot Inc	212,356
991	Lowe's Cos Inc	103,807
184	MercadoLibre Inc, (2)	107,366
1	Newell Brands Inc	14
1,538	NIKE Inc	134,083
482	Royal Caribbean Cruises Ltd	22,543
941	Starbucks Corp	72,203
32	Tapestry Inc, (2)	476
261	Target Corp	28,642

Shares	Description (1)	Value
	Consumer Discretionary (continued)
300	Tesla Inc, (2)	$234,564
8	TJX Cos Inc/The, (2)	392
8	Wayfair Inc, (2)	992
	Total Consumer Discretionary	1,278,823
	Consumer Staples – 6.9%
301	Bunge Ltd	11,941
18	Campbell Soup Co	900
5,449	Coca-Cola Co/The	250,054
2	Colgate-Palmolive Co	140
19	General Mills Inc	1,138
22	Hormel Foods Corp	1,031
8	Ingredion Inc	649
3,438	Kroger Co/The	108,675
2,078	PepsiCo Inc	274,899
2,386	Procter & Gamble Co/The	281,238
	Total Consumer Staples	930,665
	Energy – 2.1%
3,432	Baker Hughes Co	47,876
12	Cheniere Energy Inc, (2)	560
2,061	National Oilwell Varco Inc	26,051
2,169	ONEOK Inc	64,918
2,350	TechnipFMC PLC	20,939
1,979	Valero Energy Corp	125,370
	Total Energy	285,714
	Financials – 10.0%
49	Aflac Inc	1,825
20	Allstate Corp	2,034
1,461	American Express Co	133,316
4,459	American International Group Inc	113,392
9	Ameriprise Financial Inc	1,035
508	Annaly Capital Management Inc	3,175
1	Aon PLC	173
10	Arch Capital Group Ltd, (2)	240
4,125	Bank of New York Mellon Corp	154,853
8	BlackRock Inc	4,016
630	Blackstone Group Inc/The	32,911
142	Charles Schwab Corp	5,356
578	Chubb Ltd	62,430
691	CME Group Inc	123,143
11	Comerica Inc	383
11	East West Bancorp Inc	386

Nuveen ESG Large-Cap ETF (NULC) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
30	Equitable Holdings Inc	$550
8	Franklin Resources Inc	151
2	Globe Life Inc	165
12	Hartford Financial Services Group Inc	456
398	Huntington Bancshares Inc/OH	3,678
62	Intercontinental Exchange Inc	5,546
92	Invesco Ltd	793
5,209	KeyCorp	60,685
2	Lincoln National Corp	71
1,061	Loews Corp	36,774
9	M&T Bank Corp	1,009
2	MarketAxess Holdings Inc	910
1,790	Marsh & McLennan Cos Inc	174,221
1,620	Morgan Stanley	63,877
8	People's United Financial Inc	102
18	Principal Financial Group Inc	655
668	Progressive Corp/The	51,636
9	Prudential Financial Inc	561
488	S&P Global Inc	142,925
1	State Street Corp	63
210	Travelers Cos Inc/The	21,254
3,682	Truist Financial Corp	137,412
10	Zions Bancorp NA	316
	Total Financials	1,342,478
	Health Care – 14.1%
2,412	AbbVie Inc	198,266
198	ABIOMED Inc, (2)	37,868
400	Align Technology Inc, (2)	85,940
311	Amgen Inc	74,397
669	Baxter International Inc	59,394
139	Biogen Inc, (2)	41,259
2,090	Bristol-Myers Squibb Co	127,093
8	Cardinal Health Inc	396
12	Centene Corp, (2)	799
1	Cerner Corp	69
861	Cigna Corp	168,567
140	Cooper Cos Inc/The	40,138
3,122	CVS Health Corp	192,159
8	DaVita Inc, (2)	632
29	DENTSPLY SIRONA Inc	1,231
257	DexCom Inc, (2)	86,146

Shares	Description (1)	Value
	Health Care (continued)
289	Edwards Lifesciences Corp, (2)	$62,858
1,839	Elanco Animal Health Inc, (2)	45,442
919	Eli Lilly and Co	142,114
731	Gilead Sciences Inc	61,404
9	Hologic Inc, (2)	451
9	Humana Inc	3,436
2	IDEXX Laboratories Inc, (2)	555
1,449	Merck & Co Inc	114,964
1	Quest Diagnostics Inc	110
1	ResMed Inc	155
798	Thermo Fisher Scientific Inc	267,075
388	Varian Medical Systems Inc, (2)	44,380
151	Vertex Pharmaceuticals Inc, (2)	37,931
8	Waters Corp, (2)	1,496
9	West Pharmaceutical Services Inc	1,703
	Total Health Care	1,898,428
	Industrials – 9.5%
1,348	3M Co	204,788
2	AMERCO, (2)	560
670	Caterpillar Inc	77,975
2	Copart Inc, (2)	160
2,528	CSX Corp	167,429
9	Deere & Co	1,306
98	Eaton Corp PLC	8,183
1,421	Fortive Corp	90,944
632	Fortune Brands Home & Security Inc	30,462
1	HD Supply Holdings Inc, (2)	30
228	HEICO Corp	19,973
409	HEICO Corp	29,583
2,008	IHS Markit Ltd	135,138
9	Illinois Tool Works Inc	1,463
2	Ingersoll Rand Inc, (2)	58
1,061	Johnson Controls International plc	30,886
8	Lennox International Inc	1,493
1	Middleby Corp/The, (2)	56
1,862	Nielsen Holdings PLC	27,427
411	Parker-Hannifin Corp	64,987
611	Rockwell Automation Inc	115,772
352	Roper Technologies Inc	120,043
541	Spirit AeroSystems Holdings Inc	11,989
198	Teledyne Technologies Inc, (2)	64,483

Nuveen ESG Large-Cap ETF (NULC) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
8	Trane Technologies PLC	$699
2	TransUnion	158
760	United Parcel Service Inc	71,942
9	Verisk Analytics Inc	1,375
	Total Industrials	1,279,362
	Information Technology – 26.8%
1,249	Accenture PLC	231,302
558	Adobe Inc, (2)	197,331
1,501	Applied Materials Inc	74,570
8	Autodesk Inc, (2)	1,497
1,022	Automatic Data Processing Inc	149,917
3,490	Cisco Systems Inc	147,906
1	Citrix Systems Inc	145
902	Cognex Corp	49,827
709	FLIR Systems Inc	30,771
6,840	Hewlett Packard Enterprise Co	68,810
7,860	HP Inc	121,909
1,670	International Business Machines Corp	209,685
8	Intuit Inc	2,159
991	Keysight Technologies Inc, (2)	95,899
840	Mastercard Inc	230,975
1,352	Maxim Integrated Products Inc	74,333
4,892	Microsoft Corp	876,695
1,478	NortonLifeLock Inc	31,437
969	NVIDIA Corp	283,219
562	Okta Inc, (2)	85,031
32	ON Semiconductor Corp, (2)	513
8	Paycom Software Inc, (2)	2,088
229	PayPal Holdings Inc, (2)	28,167
1,069	salesforcecom Inc, (2)	173,125
2	ServiceNow Inc, (2)	703
1,772	TE Connectivity Ltd	130,171
1,990	Texas Instruments Inc	230,979
1,320	Trimble Inc, (2)	45,712
28	Western Union Co/The	534
1,029	Xerox Holdings Corp	18,820
	Total Information Technology	3,594,230
	Materials – 4.1%
7,738	Amcor PLC	69,410
1	Axalta Coating Systems Ltd, (2)	20
11	Ball Corp	721

Shares	Description (1)	Value
	Materials (continued)
1,069	Ecolab Inc	$206,851
441	International Flavors & Fragrances Inc	57,784
1,221	Mosaic Co/The	14,054
589	Newmont Corp	35,034
559	PPG Industries Inc	50,774
195	Sherwin-Williams Co	104,592
350	Steel Dynamics Inc	8,495
	Total Materials	547,735
	Real Estate – 4.2%
1,008	American Tower Corp	239,904
2	CBRE Group Inc, (2)	86
308	Equinix Inc	207,962
10	Equity Residential	651
2,789	Host Hotels & Resorts Inc	34,333
118	Jones Lang LaSalle Inc	12,458
818	Prologis Inc	72,990
22	UDR Inc	824
2	Welltower Inc	102
	Total Real Estate	569,310
	Utilities – 2.9%
1,750	Consolidated Edison Inc	137,900
1,018	Eversource Energy	82,152
1,368	Sempra Energy	169,427
	Total Utilities	389,479
	Total Long-Term Investments (cost $13,661,835)	13,418,157
	Other Assets Less Liabilities – 0.2%	21,629
	Net Assets – 100%	$ 13,439,786
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen ESG Large-Cap Growth ETF (NULG)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Communication Services – 8.9%
33,211	Activision Blizzard Inc	$2,116,537
4,447	Alphabet Inc, (2)	5,997,491
6,016	Alphabet Inc, (2)	8,101,747
603	Electronic Arts Inc, (2)	68,899
38,378	Liberty Global PLC, (2)	702,701
15,151	Liberty Global PLC, (2)	294,233
	Total Communication Services	17,281,608
	Consumer Discretionary – 15.3%
165	Advance Auto Parts Inc	19,950
260	Aptiv PLC, (2)	18,083
510	Aramark	13,928
1,858	Booking Holdings Inc, (2)	2,750,899
359	Chipotle Mexican Grill Inc, (2)	315,400
81	Domino's Pizza Inc	29,316
49,311	eBay Inc	1,964,057
19,609	Expedia Group Inc	1,391,847
12,671	Grubhub Inc, (2)	605,547
21,901	Home Depot Inc	4,814,497
666	LKQ Corp, (2)	17,416
31,361	Lowe's Cos Inc	3,285,065
88	Lululemon Athletica Inc, (2)	19,666
4,417	MercadoLibre Inc, (2)	2,577,364
33,988	NIKE Inc	2,963,074
5	NVR Inc, (2)	15,500
47,595	Starbucks Corp	3,651,964
5,124	Tesla Inc, (2)	4,006,353
19,554	TJX Cos Inc/The, (2)	959,124
217	Tractor Supply Co	22,010
1,416	Under Armour Inc, (2)	14,755
1,559	Under Armour Inc, (2)	14,452
301	VF Corp	17,488
2,009	Wayfair Inc, (2)	249,196
	Total Consumer Discretionary	29,736,951
	Consumer Staples – 4.5%
32,363	Church & Dwight Co Inc	2,265,086

Shares	Description (1)	Value
	Consumer Staples (continued)
6,166	Clorox Co/The	$1,149,589
7,005	Estee Lauder Cos Inc/The, (2)	1,235,682
20,823	Lamb Weston Holdings Inc	1,277,699
17,565	McCormick & Co Inc/MD	2,754,895
	Total Consumer Staples	8,682,951
	Energy – 0.0%
1,279	Baker Hughes Co	17,842
	Financials – 4.7%
21,810	American Express Co	1,990,162
79	FactSet Research Systems Inc	21,725
26,605	Marsh & McLennan Cos Inc	2,589,465
3,148	Moody's Corp	767,797
12,448	S&P Global Inc	3,645,770
203	SVB Financial Group, (2)	39,214
	Total Financials	9,054,133
	Health Care – 14.0%
6,028	ABIOMED Inc, (2)	1,152,855
268	Agilent Technologies Inc	20,545
9,039	Align Technology Inc, (2)	1,942,029
5,542	Baxter International Inc	492,019
256	BioMarin Pharmaceutical Inc, (2)	23,557
37,645	Centene Corp, (2)	2,506,404
8,677	Cerner Corp	602,097
71	Cooper Cos Inc/The	20,356
266	DaVita Inc, (2)	21,017
9,443	DexCom Inc, (2)	3,165,294
5,292	Edwards Lifesciences Corp, (2)	1,151,010
1,647	Elanco Animal Health Inc, (2)	40,697
29,503	Eli Lilly and Co	4,562,344
300	Henry Schein Inc, (2)	16,368
411	Hologic Inc, (2)	20,591
5,917	Humana Inc	2,259,229
82	IDEXX Laboratories Inc, (2)	22,763
1,531	IQVIA Holdings Inc, (2)	218,305
166	Jazz Pharmaceuticals PLC, (2)	18,301
1,463	Laboratory Corp of America Holdings, (2)	240,590
23	Mettler-Toledo International Inc, (2)	16,559
223	PerkinElmer Inc	20,188
119	ResMed Inc	18,483
123	STERIS PLC	17,528

Nuveen ESG Large-Cap Growth ETF (NULG) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
13,507	Thermo Fisher Scientific Inc	$4,520,523
2,804	Varian Medical Systems Inc, (2)	320,722
14,847	Vertex Pharmaceuticals Inc, (2)	3,729,566
100	Waters Corp, (2)	18,700
119	West Pharmaceutical Services Inc	22,522
165	Zoetis Inc	21,336
	Total Health Care	27,202,498
	Industrials – 11.8%
209	Acuity Brands Inc	18,097
185	Allegion plc	18,600
504	AO Smith Corp	21,359
80	Cintas Corp	17,746
679	Copart Inc, (2)	54,395
4,629	Dover Corp	433,506
128	Equifax Inc	17,779
7,869	Expeditors International of Washington Inc	563,460
556	Fastenal Co	20,138
472	Flowserve Corp	13,296
23,235	Fortive Corp	1,487,040
370	Fortune Brands Home & Security Inc	17,834
6,035	HEICO Corp	528,666
10,672	HEICO Corp	771,906
118	IDEX Corp	18,128
38,509	IHS Markit Ltd	2,591,656
113	Illinois Tool Works Inc	18,362
42,396	Johnson Controls International plc	1,234,148
92	Lennox International Inc	17,175
473	Masco Corp	19,412
195	Middleby Corp/The, (2)	10,848
161	Old Dominion Freight Line Inc	23,392
358	Robert Half International Inc	16,923
8,186	Rockwell Automation Inc	1,551,083
8,030	Roper Technologies Inc	2,738,471
9,907	Spirit AeroSystems Holdings Inc	219,539
5,181	Teledyne Technologies Inc, (2)	1,687,296
13,027	Trane Technologies PLC	1,138,820
4,904	TransDigm Group Inc, (2)	1,780,544
26,275	TransUnion	2,070,207
18,213	Verisk Analytics Inc	2,783,493
7,281	WABCO Holdings Inc, (2)	978,421
77	WW Grainger Inc	21,220

Shares	Description (1)	Value
	Industrials (continued)
261	Xylem Inc/NY	$ 18,766
	Total Industrials	22,921,726
	Information Technology – 34.8%
21,888	Accenture PLC	4,053,439
14,143	Adobe Inc, (2)	5,001,530
55,308	Applied Materials Inc	2,747,701
16,404	Autodesk Inc, (2)	3,069,681
21,426	Automatic Data Processing Inc	3,142,980
38,986	Cadence Design Systems Inc, (2)	3,162,934
18,526	Citrix Systems Inc	2,686,455
6,738	FLIR Systems Inc	292,429
12,760	Intuit Inc	3,442,776
26,669	Keysight Technologies Inc, (2)	2,580,759
2,747	Lam Research Corp	701,254
20,816	Mastercard Inc	5,723,775
38,480	Maxim Integrated Products Inc	2,115,630
17,541	NVIDIA Corp	5,126,883
15,159	Okta Inc, (2)	2,293,557
7,042	Paycom Software Inc, (2)	1,838,103
15,632	PTC Inc, (2)	1,082,516
26,223	salesforcecom Inc, (2)	4,246,815
10,364	ServiceNow Inc, (2)	3,643,361
18,085	Splunk Inc, (2)	2,538,411
34,244	Texas Instruments Inc	3,974,701
35,509	Trimble Inc, (2)	1,229,677
11,705	VMware Inc, (2)	1,539,442
8,425	Workday Inc, (2)	1,296,607
	Total Information Technology	67,531,416
	Materials – 4.4%
168	Avery Dennison Corp	18,546
750	Axalta Coating Systems Ltd, (2)	14,805
17,484	Ball Corp	1,146,776
16,919	Ecolab Inc	3,273,826
15,574	PPG Industries Inc	1,414,586
5,164	Sherwin-Williams Co	2,769,815
	Total Materials	8,638,354
	Real Estate – 1.4%
359	CBRE Group Inc, (2)	15,412
31,618	Prologis Inc	2,821,274
	Total Real Estate	2,836,686
	Total Long-Term Investments (cost $187,481,851)	193,904,165

Nuveen ESG Large-Cap Growth ETF (NULG) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.2%
$ 310	Federal Agricultural Mortgage Corporation Discount Notes	0.000%	5/01/20	N/R	$ 310,000
	Total Short-Term Investments (cost $310,000)				310,000
	Total Investments (cost $187,791,851) – 100.0%				194,214,165
	Other Assets Less Liabilities – 0.0%				47,727
	Net Assets – 100%				$ 194,261,892
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
See accompanying notes to financial statements.

Nuveen ESG Large-Cap Value ETF (NULV)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Communication Services – 8.2%
4,742	Activision Blizzard Inc	$302,208
18,986	Discovery Inc, (2)	387,504
221	Electronic Arts Inc, (2)	25,251
22,877	Liberty Global PLC, (2)	418,878
9,003	Liberty Global PLC, (2)	174,838
12,349	Omnicom Group Inc	704,264
7,162	Roku Inc, (2)	868,249
787	TripAdvisor Inc, (2)	15,716
112,340	Verizon Communications Inc	6,453,933
47,971	Walt Disney Co	5,188,064
	Total Communication Services	14,538,905
	Consumer Discretionary – 3.0%
3,210	Aptiv PLC, (2)	223,256
513	Aramark	14,010
286	Autoliv Inc, (2)	17,166
254	Best Buy Co Inc	19,489
658	BorgWarner Inc	18,799
242	Darden Restaurants Inc, (2)	17,857
1,288	Gap Inc/The	10,459
2,633	Garmin Ltd	213,694
3,151	Genuine Parts Co	249,811
1,454	Hanesbrands Inc	14,453
18,360	Harley-Davidson Inc	400,799
507	Leggett & Platt Inc	17,811
8,474	Mohawk Industries Inc, (2)	743,339
24,829	Newell Brands Inc	344,627
548	Nordstrom Inc, (2)	10,291
806	Norwegian Cruise Line Holdings Ltd, (2)	13,218
369	PVH Corp, (2)	18,166
13,711	Royal Caribbean Cruises Ltd	641,264
8,430	Target Corp	925,108
11,045	Tiffany & Co	1,397,193
273	VF Corp	15,861
	Total Consumer Discretionary	5,326,671

Nuveen ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Consumer Staples – 14.4%
22,239	Bunge Ltd	$882,221
511	Campbell Soup Co	25,540
135	Clorox Co/The	25,169
110,001	Coca-Cola Co/The	5,047,946
31,331	Colgate-Palmolive Co	2,201,629
60,395	General Mills Inc	3,617,057
19,076	Kellogg Co	1,249,478
40,740	PepsiCo Inc	5,389,495
61,128	Procter & Gamble Co/The	7,205,157
	Total Consumer Staples	25,643,692
	Energy – 3.2%
35,854	Baker Hughes Co	500,163
60,387	National Oilwell Varco Inc	763,292
42,230	ONEOK Inc	1,263,944
67,036	TechnipFMC PLC	597,291
39,618	Valero Energy Corp	2,509,800
	Total Energy	5,634,490
	Financials – 20.3%
55,110	Aflac Inc	2,052,296
228	American Financial Group Inc/OH	15,103
69,371	American International Group Inc	1,764,105
223,808	Annaly Capital Management Inc	1,398,800
225	Arthur J Gallagher & Co	17,662
144	Assurant Inc	15,299
621	Athene Holding Ltd, (2)	16,767
68,229	Bank of New York Mellon Corp	2,561,317
6,677	BlackRock Inc	3,352,121
233	Cboe Global Markets Inc	23,156
498	Charles Schwab Corp	18,785
23,878	Chubb Ltd	2,579,063
180	Cincinnati Financial Corp	11,844
799	Citizens Financial Group Inc	17,890
7,853	CME Group Inc	1,399,483
521	Comerica Inc	18,162
30,692	Discover Financial Services	1,318,835
510	E*TRADE Financial Corp	20,711
490	East West Bancorp Inc	17,184
432	Eaton Vance Corp	15,854
921	Fifth Third Bancorp	17,213
223	Globe Life Inc	18,362
390	Hartford Financial Services Group Inc	14,816

Shares	Description (1)	Value
	Financials (continued)
126,348	Huntington Bancshares Inc/OH	$1,167,455
149,340	KeyCorp	1,739,811
15,674	KKR & Co Inc	395,142
41,903	Loews Corp	1,452,358
17	Markel Corp, (2)	14,719
26,948	Marsh & McLennan Cos Inc	2,622,849
68,350	Morgan Stanley	2,695,040
228	Nasdaq Inc	25,005
1,347	People's United Financial Inc	17,093
11,707	PNC Financial Services Group Inc	1,248,786
11,603	Prudential Financial Inc	723,679
1,725	Regions Financial Corp	18,544
133	Reinsurance Group of America Inc	13,922
118	RenaissanceRe Holdings Ltd	17,229
155	Signature Bank/New York NY	16,613
9,975	State Street Corp	628,824
23,708	Travelers Cos Inc/The	2,399,487
41,991	Truist Financial Corp	1,567,104
768	Unum Group	13,402
73,533	US Bancorp	2,683,954
114	Willis Towers Watson PLC	20,325
277	WR Berkley Corp	14,958
501	Zions Bancorp NA	15,837
	Total Financials	36,196,964
	Health Care – 15.4%
52,510	AbbVie Inc	4,316,322
3,238	Amgen Inc	774,594
78,282	Bristol-Myers Squibb Co	4,760,328
35,864	Cardinal Health Inc	1,774,551
3,334	Cigna Corp	652,731
58,484	CVS Health Corp	3,599,690
34,866	DENTSPLY SIRONA Inc	1,479,713
23,359	Elanco Animal Health Inc, (2)	577,201
29,155	Gilead Sciences Inc	2,449,020
296	Henry Schein Inc, (2)	16,150
162	Jazz Pharmaceuticals PLC, (2)	17,861
73,206	Merck & Co Inc	5,808,164
4,586	STERIS PLC	653,505
4,972	Varian Medical Systems Inc, (2)	568,697
	Total Health Care	27,448,527

Nuveen ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Industrials – 11.0%
26,297	3M Co	$3,995,040
1,375	AMERCO, (2)	385,179
28,691	Caterpillar Inc	3,339,058
18,244	CH Robinson Worldwide Inc	1,293,499
2,351	Deere & Co	341,036
24,518	Eaton Corp PLC	2,047,253
6,816	Expeditors International of Washington Inc	488,060
566	Flowserve Corp	15,944
6,227	Fortive Corp	398,528
541	HD Supply Holdings Inc, (2)	16,057
60,409	Johnson Controls International plc	1,758,506
254	ManpowerGroup Inc	18,857
19,777	Masco Corp	811,648
55,757	Nielsen Holdings PLC	821,301
371	Owens Corning	16,086
8,156	Parker-Hannifin Corp	1,289,627
525	Pentair PLC	18,160
118	Rockwell Automation Inc	22,359
5,702	Roper Technologies Inc	1,944,553
140	Snap-on Inc	18,241
5,887	Waste Management Inc	588,818
	Total Industrials	19,627,810
	Information Technology – 10.4%
93,309	Cisco Systems Inc	3,954,435
407	FLIR Systems Inc	17,664
124,931	Hewlett Packard Enterprise Co	1,256,806
145,491	HP Inc	2,256,565
109,762	Intel Corp	6,583,525
32,049	International Business Machines Corp	4,024,072
1,377	Lam Research Corp	351,521
1,231	TE Connectivity Ltd	90,429
650	Xerox Holdings Corp	11,889
	Total Information Technology	18,546,906
	Materials – 4.6%
195,408	Amcor PLC	1,752,810
13,641	International Flavors & Fragrances Inc	1,787,380
523	International Paper Co	17,913
56,356	Mosaic Co/The	648,658
29,758	Newmont Corp	1,770,006
18,509	PPG Industries Inc	1,681,172
653	Sealed Air Corp	18,669

Shares	Description (1)	Value
	Materials (continued)
25,172	Steel Dynamics Inc	$ 610,924
	Total Materials	8,287,532
	Real Estate – 4.8%
132	Alexandria Real Estate Equities Inc	20,736
5,803	Boston Properties Inc	563,935
37,465	Equity Residential	2,437,473
112,526	Host Hotels & Resorts Inc	1,385,195
4,107	Jones Lang LaSalle Inc	433,617
35,417	Prologis Inc	3,160,259
365	Regency Centers Corp	16,027
10,894	Welltower Inc	558,100
673	WP Carey Inc	44,270
	Total Real Estate	8,619,612
	Utilities – 4.5%
34,275	Consolidated Edison Inc	2,700,870
34,037	Eversource Energy	2,746,786
21,493	Sempra Energy	2,661,908
	Total Utilities	8,109,564
	Total Long-Term Investments (cost $194,113,489)	177,980,673

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.2%
$ 365	Federal Agricultural Mortgage Corporation Discount Notes	0.000%	5/01/20	N/R	$ 365,000
	Total Short-Term Investments (cost $365,000)				365,000
	Total Investments (cost $194,478,489) – 100.0%				178,345,673
	Other Assets Less Liabilities – 0.0%				64,863
	Net Assets – 100%				$ 178,410,536
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
See accompanying notes to financial statements.

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Communication Services – 7.7%
15,856	Liberty Broadband Corp, (2)	$1,945,214
6,700	Live Nation Entertainment Inc, (2)	300,629
32,276	Pinterest Inc, (2)	666,822
5,687	Roku Inc, (2)	689,435
121,402	Snap Inc, (2)	2,137,889
18,347	Take-Two Interactive Software Inc, (2)	2,220,905
	Total Communication Services	7,960,894
	Consumer Discretionary – 11.1%
2,913	Chipotle Mexican Grill Inc, (2)	2,559,216
6,821	Domino's Pizza Inc	2,468,725
58,744	LKQ Corp, (2)	1,536,156
7,032	Lululemon Athletica Inc, (2)	1,571,511
4,564	Tractor Supply Co	462,927
16,586	Under Armour Inc, (2)	172,826
34,813	Under Armour Inc, (2)	322,716
19,332	Wayfair Inc, (2)	2,397,941
	Total Consumer Discretionary	11,492,018
	Consumer Staples – 2.9%
10,427	Lamb Weston Holdings Inc	639,801
14,964	McCormick & Co Inc/MD	2,346,954
	Total Consumer Staples	2,986,755
	Financials – 8.2%
33,930	Brown & Brown Inc	1,218,426
9,959	Erie Indemnity Co	1,773,300
3,652	FactSet Research Systems Inc	1,004,300
16,057	First Republic Bank/CA	1,674,584
5,788	MarketAxess Holdings Inc	2,633,598
777	SVB Financial Group, (2)	150,093
	Total Financials	8,454,301
	Health Care – 21.5%
66	ABIOMED Inc, (2)	12,622
2,119	Align Technology Inc, (2)	455,267
4,870	DaVita Inc, (2)	384,779
9,563	DexCom Inc, (2)	3,205,518
20,004	Henry Schein Inc, (2)	1,091,418

Shares	Description (1)	Value
	Health Care (continued)
8,588	IDEXX Laboratories Inc, (2)	$2,384,029
10,136	Jazz Pharmaceuticals PLC, (2)	1,117,494
9,209	Laboratory Corp of America Holdings, (2)	1,514,420
3,055	Mettler-Toledo International Inc, (2)	2,199,417
20,849	PerkinElmer Inc	1,887,460
15,606	ResMed Inc	2,423,924
10,202	STERIS PLC	1,453,785
9,412	Waters Corp, (2)	1,760,044
11,961	West Pharmaceutical Services Inc	2,263,739
	Total Health Care	22,153,916
	Industrials – 16.5%
6,354	Acuity Brands Inc	550,193
24,752	Copart Inc, (2)	1,982,883
24,875	Expeditors International of Washington Inc	1,781,174
11,835	Fortune Brands Home & Security Inc	570,447
9,574	IDEX Corp	1,470,854
7,575	Lennox International Inc	1,414,101
2,934	Masco Corp	120,411
15,548	Middleby Corp/The, (2)	864,935
16,571	Robert Half International Inc	783,311
5,551	Teledyne Technologies Inc, (2)	1,807,794
16,395	Verisk Analytics Inc	2,505,648
4,695	WW Grainger Inc	1,293,848
25,441	Xylem Inc/NY	1,829,208
	Total Industrials	16,974,807
	Information Technology – 26.0%
5,422	ANSYS Inc, (2)	1,419,642
3,095	Arista Networks Inc, (2)	678,734
15,300	Cadence Design Systems Inc, (2)	1,241,289
12,801	Citrix Systems Inc	1,856,273
11,774	Cognex Corp	650,396
24,405	FLIR Systems Inc	1,059,177
19,448	Fortinet Inc, (2)	2,095,328
12,240	Jack Henry & Associates Inc	2,001,852
21,581	Keysight Technologies Inc, (2)	2,088,393
36,799	Maxim Integrated Products Inc	2,023,209
14,080	Okta Inc, (2)	2,130,304
6,418	Paycom Software Inc, (2)	1,675,226
19,569	PTC Inc, (2)	1,355,153
5,898	RingCentral Inc, (2)	1,347,870
4,098	Splunk Inc, (2)	575,195

Nuveen ESG Mid-Cap Growth ETF (NUMG) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
43,250	Trimble Inc, (2)	$1,497,748
15,005	Twilio Inc, (2)	1,685,061
6,030	Zebra Technologies Corp, (2)	1,384,850
	Total Information Technology	26,765,700
	Materials – 2.7%
14,812	Avery Dennison Corp	1,635,096
58,547	Axalta Coating Systems Ltd, (2)	1,155,718
	Total Materials	2,790,814
	Real Estate – 3.3%
38,977	CBRE Group Inc, (2)	1,673,283
19,037	Extra Space Storage Inc	1,679,825
	Total Real Estate	3,353,108
	Total Long-Term Investments (cost $96,900,702)	102,932,313

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.1%
$ 120	Federal Agricultural Mortgage Corporation Discount Notes	0.000%	5/01/20	N/R	$ 120,000
	Total Short-Term Investments (cost $120,000)				120,000
	Total Investments (cost $97,020,702) – 100.0%				103,052,313
	Other Assets Less Liabilities – (0.0)%				(17,498)
	Net Assets – 100%				$ 103,034,815
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
See accompanying notes to financial statements.

Nuveen ESG Mid-Cap Value ETF (NUMV)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 99.7%
	Communication Services – 3.0%
45,241	Discovery Inc, (2)	$923,369
16,729	Interpublic Group of Cos Inc/The	284,058
9,877	Roku Inc, (2)	1,197,389
	Total Communication Services	2,404,816
	Consumer Discretionary – 15.9%
15,167	Aramark	414,211
11,777	Best Buy Co Inc	903,649
5,651	BorgWarner Inc	161,449
17,640	Darden Restaurants Inc, (2)	1,301,656
20,842	Garmin Ltd	1,691,537
40,184	Hanesbrands Inc	399,429
35,579	Harley-Davidson Inc	776,690
20,569	Hasbro Inc	1,485,287
10,857	Mohawk Industries Inc, (2)	952,376
86,730	Newell Brands Inc	1,203,812
348	PVH Corp, (2)	17,132
15,696	Tiffany & Co	1,985,544
7,526	Vail Resorts Inc, (2)	1,286,946
	Total Consumer Discretionary	12,579,718
	Consumer Staples – 5.4%
32,192	Bunge Ltd	1,277,056
31,217	Campbell Soup Co	1,560,226
17,375	Ingredion Inc	1,410,850
	Total Consumer Staples	4,248,132
	Energy – 2.1%
78,447	National Oilwell Varco Inc	991,570
75,054	TechnipFMC PLC	668,731
	Total Energy	1,660,301
	Financials – 18.2%
19,792	Ally Financial Inc	324,391
203,355	Annaly Capital Management Inc	1,270,969
49,511	Arch Capital Group Ltd, (2)	1,189,749
22,258	Arthur J Gallagher & Co	1,747,253
57,604	Citizens Financial Group Inc	1,289,753
1,940	Comerica Inc	67,628

Nuveen ESG Mid-Cap Value ETF (NUMV) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
26,115	E*TRADE Financial Corp	$1,060,530
67,742	Equitable Holdings Inc	1,241,033
29,300	Hartford Financial Services Group Inc	1,113,107
68,760	Invesco Ltd	592,711
18,766	Lincoln National Corp	665,630
70,214	People's United Financial Inc	891,016
19,721	Principal Financial Group Inc	718,042
4,753	Regions Financial Corp	51,095
11,387	Reinsurance Group of America Inc	1,191,991
9,176	Signature Bank/New York NY	983,484
352	Zions Bancorp NA	11,127
	Total Financials	14,409,509
	Health Care – 4.2%
26,996	DENTSPLY SIRONA Inc	1,145,710
264	Henry Schein Inc, (2)	14,404
4,549	Jazz Pharmaceuticals PLC, (2)	501,527
14,421	Quest Diagnostics Inc	1,587,897
820	STERIS PLC	116,850
	Total Health Care	3,366,388
	Industrials – 12.4%
3,959	AMERCO, (2)	1,109,035
15,521	CH Robinson Worldwide Inc	1,100,439
364	Expeditors International of Washington Inc	26,064
32,765	Fastenal Co	1,186,748
2,306	Flowserve Corp	64,960
40,561	HD Supply Holdings Inc, (2)	1,203,850
5,969	ManpowerGroup Inc	443,139
17,616	Masco Corp	722,961
78,620	Nielsen Holdings PLC	1,158,073
26,164	Owens Corning	1,134,471
10,926	Snap-on Inc	1,423,548
2,184	United Rentals Inc, (2)	280,644
	Total Industrials	9,853,932
	Information Technology – 9.5%
28,133	FLIR Systems Inc	1,220,972
18,788	Juniper Networks Inc	405,821
86,036	Marvell Technology Group Ltd	2,300,603
23,735	NortonLifeLock Inc	504,843
70,355	Sabre Corp, (2)	511,481
8,021	Skyworks Solutions Inc	833,222
74,012	Western Union Co/The	1,411,409

Shares	Description (1)	Value
	Information Technology (continued)
20,425	Xerox Holdings Corp	$ 373,573
	Total Information Technology	7,561,924
	Materials – 8.1%
217,333	Amcor PLC	1,949,477
13,237	Celanese Corp	1,099,597
15,307	International Flavors & Fragrances Inc	2,005,676
49,931	Mosaic Co/The	574,706
24,801	Sealed Air Corp	709,061
4,406	Steel Dynamics Inc	106,934
	Total Materials	6,445,451
	Real Estate – 18.4%
13,678	Alexandria Real Estate Equities Inc	2,148,677
54,262	Duke Realty Corp	1,882,891
60,218	Healthpeak Properties Inc	1,574,098
117,264	Host Hotels & Resorts Inc	1,443,520
54,379	Iron Mountain Inc	1,314,884
10,553	Jones Lang LaSalle Inc	1,114,186
31,270	Kimco Realty Corp	341,156
22,966	Regency Centers Corp	1,008,437
25,203	UDR Inc	944,356
72,499	VICI Properties Inc	1,262,933
23,670	WP Carey Inc	1,557,013
	Total Real Estate	14,592,151
	Utilities – 2.5%
34,580	CMS Energy Corp	1,974,172
	Total Long-Term Investments (cost $89,114,527)	79,096,494

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.2%
$ 140	Federal Agricultural Mortgage Corporation Discount Notes	0.000%	5/01/20	N/R	$ 140,000
	Total Short-Term Investments (cost $140,000)				140,000
	Total Investments (cost $89,254,527) – 99.9%				79,236,494
	Other Assets Less Liabilities – 0.1%				64,556
	Net Assets – 100%				$ 79,301,050

Nuveen ESG Mid-Cap Value ETF (NUMV) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
See accompanying notes to financial statements.

Nuveen ESG Small-Cap ETF (NUSC)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Communication Services – 2.8%
17,855	Boingo Wireless Inc, (2)	$248,899
336	Cable One Inc	642,721
2,575	Cardlytics Inc, (2)	115,746
1,722	Cinemark Holdings Inc, (2)	24,590
102,029	Clear Channel Outdoor Holdings Inc, (2)	98,438
23,327	Gogo Inc, (2)	38,023
12,747	Gray Television Inc, (2)	147,993
17,904	iHeartMedia Inc, (2)	125,686
22,555	Iridium Communications Inc, (2)	507,600
15,477	John Wiley & Sons Inc	581,161
5,017	Loral Space & Communications Inc, (2)	110,374
3,933	Madison Square Garden Entertainment Corp, (2)	325,259
3,933	Madison Square Garden Sports C, (2)	673,802
19,238	New York Times Co/The	625,620
12,227	Scholastic Corp	355,439
1,924	Shenandoah Telecommunications Co	102,953
18,802	TEGNA Inc	201,558
9,586	World Wrestling Entertainment Inc	426,289
171,804	Zynga Inc, (2)	1,295,402
	Total Communication Services	6,647,553
	Consumer Discretionary – 12.2%
5,103	1-800-Flowerscom Inc, (2)	97,927
14,404	Aaron's Inc	459,632
34,433	American Axle & Manufacturing Holdings Inc, (2)	148,751
5,776	American Public Education Inc, (2)	148,848
1,929	America's Car-Mart Inc/TX, (2)	127,218
1,833	Asbury Automotive Group Inc, (2)	123,728
7,482	At Home Group Inc, (2)	17,583
8,007	AutoNation Inc, (2)	298,181
3,606	Big Lots Inc	84,561
14,257	Bright Horizons Family Solutions Inc, (2)	1,660,228
13,370	Brinker International Inc, (2)	311,254
36,616	Callaway Golf Co	524,341
14,144	Camping World Holdings Inc	125,457
6,904	Carriage Services Inc	103,698

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
173	Cavco Industries Inc, (2)	$26,760
1,644	Cooper Tire & Rubber Co	34,836
4,465	Cooper-Standard Holdings Inc, (2)	57,375
11,229	Core-Mark Holding Co Inc	322,721
8,650	Crocs Inc, (2)	209,763
10,474	Dave & Buster's Entertainment Inc, (2)	153,339
2,426	Deckers Outdoor Corp, (2)	360,892
5,234	Designer Brands Inc	33,236
4,558	Dine Brands Global Inc	202,330
6,539	Dorman Products Inc, (2)	412,480
19,232	Dunkin' Brands Group Inc, (2)	1,208,539
9,051	El Pollo Loco Holdings Inc, (2)	110,694
15,764	Etsy Inc, (2)	1,022,611
3,710	Five Below Inc, (2)	334,494
4,332	Foot Locker Inc	111,029
14,448	Fossil Group Inc, (2)	57,214
13,235	frontdoor Inc, (2)	512,327
7,351	Funko Inc, (2)	31,462
797	Genesco Inc, (2)	15,087
59,441	Goodyear Tire & Rubber Co/The, (2)	426,192
50,797	GoPro Inc, (2)	178,805
1,443	Graham Holdings Co	562,784
4,866	Green Brick Partners Inc, (2)	43,356
3,198	Group 1 Automotive Inc, (2)	180,975
8,423	Helen of Troy Ltd, (2)	1,383,730
4,708	Hooker Furniture Corp	70,573
5,988	Houghton Mifflin Harcourt Co, (2)	9,581
10,818	iRobot Corp, (2)	659,465
4,338	Jack in the Box Inc	261,581
2,620	Johnson Outdoors Inc	179,103
3,008	KB Home	78,930
8,617	Kontoor Brands Inc	167,256
4,333	Lands' End Inc, (2)	36,874
6,903	La-Z-Boy Inc	161,875
19,335	Levi Strauss & Co	249,228
1,923	LGI Homes Inc, (2)	116,495
2,575	Lithia Motors Inc	284,692
34,252	Macy's Inc, (2)	200,717
8,700	Malibu Boats Inc, (2)	299,106
8,603	MarineMax Inc, (2)	123,969
5,402	Marriott Vacations Worldwide Corp	448,366

Shares	Description (1)	Value
	Consumer Discretionary (continued)
8,084	MasterCraft Boat Holdings Inc, (2)	$84,478
47,327	Mattel Inc, (2)	412,691
4,541	Meritage Homes Corp, (2)	238,675
18,580	Michaels Cos Inc/The, (2)	56,483
13,341	Modine Manufacturing Co, (2)	61,769
7,273	Monro Inc	403,579
2,053	Movado Group Inc, (2)	21,166
5,000	Murphy USA Inc, (2)	534,000
14,417	National Vision Holdings Inc, (2)	382,051
174,647	Office Depot Inc	387,716
14,911	Planet Fitness Inc, (2)	899,581
9,327	Pool Corp	1,974,153
27,600	Quotient Technology Inc, (2)	198,168
3,722	Red Robin Gourmet Burgers Inc, (2)	54,453
3,032	Rent-A-Center Inc/TX	60,352
24,674	Sally Beauty Holdings Inc, (2)	239,585
58,602	Service Corp International/US	2,153,037
33,892	ServiceMaster Global Holdings Inc, (2)	1,154,023
7,344	Shake Shack Inc, (2)	400,321
8,120	Signet Jewelers Ltd, (2)	81,687
7,515	Sleep Number Corp, (2)	224,699
8,651	Sonos Inc, (2)	88,413
9,386	Stitch Fix Inc, (2)	150,645
11,904	Taylor Morrison Home Corp, (2)	173,203
11,506	Tenneco Inc, (2)	59,716
13,104	Thor Industries Inc	867,485
19,926	Tupperware Brands Corp, (2)	64,162
5,484	Unifi Inc, (2)	56,759
2,268	Visteon Corp, (2)	136,760
36,518	Wendy's Co/The	725,247
531	Winmark Corp	79,650
5,501	Wolverine World Wide Inc	112,715
9,600	WW International Inc, (2)	244,896
9,340	YETI Holdings Inc, (2)	257,877
944	Zumiez Inc, (2)	19,956
	Total Consumer Discretionary	28,632,400
	Consumer Staples – 3.3%
4,291	Beyond Meat Inc, (2)	424,766
33,150	BJ's Wholesale Club Holdings Inc, (2)	872,177
2,619	Casey's General Stores Inc	396,543
54,298	Darling Ingredients Inc, (2)	1,117,996

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Consumer Staples (continued)
6,354	Edgewell Personal Care Co, (2)	$175,434
15,593	Energizer Holdings Inc	607,503
4,752	Farmer Bros Co, (2)	43,908
11,433	Fresh Del Monte Produce Inc	325,955
9,721	Freshpet Inc, (2)	733,061
8,713	Grocery Outlet Holding Corp, (2)	289,882
4,822	Hain Celestial Group Inc/The, (2)	124,600
3,474	Medifast Inc	263,607
2,638	Performance Food Group Co, (2)	77,425
4,349	PriceSmart Inc	276,335
27,568	Simply Good Foods Co/The, (2)	519,657
13,481	SpartanNash Co	231,199
9,374	Spectrum Brands Holdings Inc	403,644
2,238	Sprouts Farmers Market Inc, (2)	46,506
21,397	United Natural Foods Inc, (2)	227,664
22,532	US Foods Holding Corp, (2)	484,438
	Total Consumer Staples	7,642,300
	Energy – 2.1%
94,934	Antero Midstream Corp	450,937
22,780	Apergy Corp, (2)	209,804
53,593	Archrock Inc	257,782
19,402	Cactus Inc	344,968
58,821	Clean Energy Fuels Corp, (2)	126,759
10,887	Core Laboratories NV	213,494
31,038	Delek US Holdings Inc	724,737
5,984	DMC Global Inc, (2)	154,447
9,438	Dril-Quip Inc, (2)	312,681
90,849	Equitrans Midstream Corp	761,315
12,188	Exterran Corp, (2)	82,878
31,564	Frank's International NV, (2)	76,701
14,908	Green Plains Inc, (2)	87,510
43,217	Helix Energy Solutions Group Inc, (2)	109,771
23,065	Liberty Oilfield Services Inc, (2)	108,867
10,944	Matrix Service Co, (2)	114,255
31,909	Newpark Resources Inc, (2)	48,821
10,106	Oceaneering International Inc, (2)	51,945
15,094	Oil States International Inc, (2)	51,923
16,242	Renewable Energy Group Inc, (2)	402,964
24,284	Select Energy Services Inc, (2)	116,563
12,807	Solaris Oilfield Infrastructure Inc	87,600
6,643	Tidewater Inc, (2)	38,264

Shares	Description (1)	Value
	Energy (continued)
27,499	US Silica Holdings Inc	$ 52,798
	Total Energy	4,987,784
	Financials – 14.0%
3,327	Affiliated Managers Group Inc	232,757
4,475	Allegiance Bancshares Inc	112,233
5,852	Amalgamated Bank	62,616
15,619	Ameris Bancorp	397,191
15,425	Artisan Partners Asset Management, Inc	454,112
2,385	Associated Banc-Corp	33,724
8,495	Atlantic Capital Bancshares Inc, (2)	106,612
17,895	Bancorp Inc/The, (2)	124,728
1,084	Bank of Hawaii Corp	73,907
28,496	Bank OZK	644,580
31,245	BankUnited Inc	618,963
4,547	Banner Corp	174,741
9,433	BOK Financial Corp	488,535
25,937	Brightsphere Investment Group Inc	192,193
3,032	Brookline Bancorp Inc	30,957
7,303	Byline Bancorp Inc	89,973
39,030	Cadence BanCorp	258,379
7,719	Cathay General Bancorp	215,514
3,356	CBTX Inc	60,609
7,593	Cohen & Steers Inc	438,420
2,072	Columbia Banking System Inc	55,923
4,740	Columbia Financial Inc, (2)	67,095
2,394	Commerce Bancshares Inc/MO	146,489
11,284	Cowen Inc	123,560
6,947	Crawford & Co	49,463
4,200	Cullen/Frost Bankers Inc	301,812
3,943	Customers Bancorp Inc, (2)	50,313
8,134	CVB Financial Corp	169,065
1,317	Diamond Hill Investment Group Inc, (2)	144,291
12,784	Donnelley Financial Solutions Inc, (2)	93,068
4,520	eHealth Inc, (2)	482,284
16,916	Ellington Financial Inc	175,757
5,883	Equity Bancshares Inc, (2)	110,247
1,021	Federal Agricultural Mortgage Corp	68,029
11,099	Federated Hermes Inc	252,724
43,018	First American Financial Corp	1,983,990
8,846	First Financial Bancorp	136,051
1,519	First Financial Bankshares Inc	42,304

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
4,475	First Hawaiian Inc	$78,715
44,931	First Horizon National Corp	407,973
3,949	First Interstate BancSystem Inc	133,476
1,058	First Merchants Corp	29,952
14,825	FirstCash Inc	1,065,028
14,504	Flagstar Bancorp Inc	375,799
8,891	Flushing Financial Corp	111,049
22,759	Fulton Financial Corp	266,053
210,323	Genworth Financial Inc, (2)	763,472
5,449	Glacier Bancorp Inc	207,498
3,885	Goosehead Insurance Inc, (2)	218,104
22,619	Granite Point Mortgage Trust Inc	112,643
4,676	Great Western Bancorp Inc	87,909
17,107	Green Dot Corp, (2)	521,763
11,712	Hancock Whitney Corp	244,898
2,806	Hanmi Financial Corp	33,868
16,385	Hanover Insurance Group Inc/The	1,644,726
5,939	Heartland Financial USA Inc	201,748
5,513	Heritage Financial Corp/WA	110,536
2,237	HomeTrust Bancshares Inc	34,383
6,943	Hope Bancorp Inc	69,083
17,106	Horace Mann Educators Corp	601,447
4,269	Independent Bank Corp	311,167
1,533	International Bancshares Corp	44,442
3,171	INTL FCStone Inc, (2)	126,713
96,579	Investors Bancorp Inc	899,150
15,384	Janus Henderson Group PLC	275,374
10,519	KKR Real Estate Finance Trust Inc	165,990
16,166	Legg Mason Inc	805,552
4,634	LendingClub Corp, (2)	35,543
10,111	Live Oak Bancshares Inc	141,048
2,669	LPL Financial Holdings Inc	160,727
3,880	Luther Burbank Corp	41,749
3,253	Merchants Bancorp/IN	50,096
2,312	Meta Financial Group Inc	42,587
76,265	MGIC Investment Corp	557,497
5,128	Morningstar Inc	799,763
29,882	Mr Cooper Group Inc, (2)	286,270
5,993	National Bank Holdings Corp	159,294
70,786	New York Community Bancorp Inc	768,736
2,572	OceanFirst Financial Corp	43,338

Shares	Description (1)	Value
	Financials (continued)
11,036	Old National Bancorp/IN	$156,380
22,406	On Deck Capital Inc, (2)	27,111
5,467	Origin Bancorp Inc	121,859
20,606	PennyMac Financial Services Inc	621,683
3,819	People's Utah Bancorp	82,032
16,207	Pinnacle Financial Partners Inc	652,332
18,425	PRA Group Inc, (2)	511,110
4,610	Primerica Inc	479,025
6,805	Pzena Investment Management Inc	33,481
949	QCR Holdings Inc	29,210
2,065	Sandy Spring Bancorp Inc	52,658
7,362	Seacoast Banking Corp of Florida, (2)	165,424
16,886	ServisFirst Bancshares Inc	599,791
14,720	Simmons First National Corp	275,264
7,855	South State Corp	454,333
110,392	Starwood Property Trust Inc	1,428,472
35,150	Sterling Bancorp/DE	433,400
26,930	TCF Financial Corp	799,552
9,497	Texas Capital Bancshares Inc, (2)	263,827
9,992	Triumph Bancorp Inc, (2)	276,878
5,659	UMB Financial Corp	287,704
36,967	Umpqua Holdings Corp	463,012
3,596	United Bankshares Inc/WV	107,736
7,510	Valley National Bancorp	62,784
6,038	Victory Capital Holdings Inc	91,113
1,484	Virtus Investment Partners Inc	120,605
1,262	Washington Federal Inc	33,746
4,017	Webster Financial Corp	113,480
11,309	WesBanco Inc	279,106
12,808	Western Alliance Bancorp	459,551
2,646	Westwood Holdings Group Inc, (2)	60,937
17,431	Wintrust Financial Corp	730,359
9,788	WisdomTree Investments, Inc	31,713
2,671	WSFS Financial Corp	77,940
	Total Financials	32,681,976
	Health Care – 16.2%
10,001	Acadia Healthcare Co Inc, (2)	240,124
18,992	ACADIA Pharmaceuticals Inc, (2)	917,503
2,995	Accelerate Diagnostics Inc, (2)	32,675
18,959	Achillion Pharmaceuticals Inc, (3)	8,721
8,615	Aerie Pharmaceuticals Inc, (2)	131,293

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
8,326	Agios Pharmaceuticals Inc, (2)	$342,532
7,966	Akcea Therapeutics Inc, (2)	135,900
13,184	Alder Biopharmaceuticals Inc, (2), (3)	11,602
53,985	Allscripts Healthcare Solutions Inc, (2)	350,902
1,545	Amedisys Inc, (2)	284,527
4,259	AMN Healthcare Services Inc, (2)	200,088
9,914	AnaptysBio Inc, (2)	154,857
7,640	AngioDynamics Inc, (2)	79,685
59,594	Antares Pharma Inc, (2)	193,085
6,899	Arvinas Inc, (2)	362,197
9,566	Assembly Biosciences Inc, (2)	167,501
17,926	Atara Biotherapeutics Inc, (2)	148,607
13,953	AtriCure Inc, (2)	601,653
605	Atrion Corp	382,257
9,001	Avrobio Inc, (2)	115,843
1,328	Axonics Modulation Technologies Inc, (2)	42,775
2,798	Axsome Therapeutics Inc, (2)	265,894
62,597	BioCryst Pharmaceuticals Inc, (2)	244,754
9,152	BioTelemetry Inc, (2)	427,490
8,618	Bluebird Bio Inc, (2)	464,338
10,316	Brookdale Senior Living Inc, (2)	37,241
15,987	Bruker Corp	628,609
7,682	Cantel Medical Corp	284,234
9,793	Cardiovascular Systems Inc, (2)	411,306
9,523	Catalent Inc, (2)	658,515
9,734	Cerus Corp, (2)	59,864
2,969	Chemed Corp	1,236,796
18,615	Coherus Biosciences Inc, (2)	309,009
6,940	Collegium Pharmaceutical Inc, (2)	143,519
5,235	Computer Programs and Systems Inc	125,797
2,429	CorVel Corp, (2)	127,984
31,574	Covetrus Inc, (2)	375,415
21,631	Cymabay Therapeutics Inc, (2)	38,287
24,380	Denali Therapeutics Inc, (2)	532,947
16,385	Dicerna Pharmaceuticals Inc, (2)	322,784
4,478	Eagle Pharmaceuticals Inc/DE, (2)	228,288
10,373	Encompass Health Corp	687,211
5,283	Ensign Group Inc/The	197,637
20,274	Envista Holdings Corp, (2)	394,735
5,110	Evolus Inc, (2)	21,258
17,148	FibroGen Inc, (2)	632,590

Shares	Description (1)	Value
	Health Care (continued)
11,784	Flexion Therapeutics Inc, (2)	$125,382
11,089	G1 Therapeutics Inc, (2)	145,599
9,999	GenMark Diagnostics Inc, (2)	125,087
5,593	Glaukos Corp, (2)	205,207
11,057	Global Blood Therapeutics Inc, (2)	846,082
6,031	Globus Medical Inc, (2)	286,231
5,611	Guardant Health Inc, (2)	431,823
8,519	Haemonetics Corp, (2)	969,292
43,842	Halozyme Therapeutics Inc, (2)	993,240
13,760	Hanger Inc, (2)	252,634
597	Heska Corp, (2)	42,268
5,211	Hill-Rom Holdings Inc	586,185
10,589	HMS Holdings Corp, (2)	303,640
10,771	Horizon Therapeutics Plc, (2)	388,187
32,911	Immunomedics Inc, (2)	999,836
21,847	Insmed Inc, (2)	502,481
12,399	Intersect ENT Inc, (2)	142,341
1,156	LeMaitre Vascular Inc	32,934
7,286	Ligand Pharmaceuticals Inc, (2)	718,181
2,815	Magellan Health Inc, (2)	170,955
3,315	MEDNAX Inc, (2)	48,134
5,138	Meridian Bioscience Inc, (2)	61,656
12,643	Merit Medical Systems Inc, (2)	516,087
5,596	Mirati Therapeutics Inc, (2)	475,884
3,524	MyoKardia Inc, (2)	221,378
5,212	National Research Corp	268,887
26,379	NeoGenomics Inc, (2)	721,202
5,482	NextGen Healthcare Inc, (2)	57,835
4,918	Odonate Therapeutics Inc, (2)	138,442
140,056	OPKO Health Inc, (2)	310,924
6,643	Optinose Inc, (2)	26,838
8,273	Option Care Health Inc, (2)	118,304
24,472	OraSure Technologies Inc, (2)	390,084
5,684	Orthofix Medical Inc, (2)	201,498
2,649	OrthoPediatrics Corp, (2)	129,404
13,110	Owens & Minor Inc	92,819
6,333	Patterson Cos Inc	115,767
3,230	Pennant Group Inc/The, (2)	63,922
3,537	Penumbra Inc, (2)	627,181
7,856	PetIQ Inc, (2)	224,682
4,932	Phibro Animal Health Corp	131,734

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
2,630	Premier Inc, (2)	$87,211
34,064	Progenics Pharmaceuticals Inc, (2)	134,212
14,808	Prothena Corp PLC, (2)	166,146
13,213	Quidel Corp, (2)	1,836,607
12,808	Quotient Ltd, (2)	118,538
29,863	R1 RCM Inc, (2)	308,186
3,019	RadNet Inc, (2)	42,628
2,629	Reata Pharmaceuticals Inc, (2)	415,803
13,211	Repligen Corp, (2)	1,534,458
5,698	Revance Therapeutics Inc, (2)	105,470
11,696	Sage Therapeutics Inc, (2)	455,910
21,273	SIGA Technologies, Inc, (2)	125,723
6,334	STAAR Surgical Co, (2)	242,719
8,426	Supernus Pharmaceuticals Inc, (2)	197,168
2,248	Surgery Partners Inc, (2)	26,526
3,731	Surmodics Inc, (2)	142,151
3,935	Tactile Systems Technology Inc, (2)	203,125
5,672	Tandem Diabetes Care Inc, (2)	452,512
7,092	Teladoc Health Inc, (2)	1,167,272
3,519	Theravance Biopharma Inc, (2)	102,614
6,341	Tilray Inc, (2)	51,045
16,108	Tivity Health Inc, (2)	144,489
8,431	Triple-S Management Corp, (2)	142,737
5,022	Turning Point Therapeutics Inc, (2)	258,683
9,730	Ultragenyx Pharmaceutical Inc, (2)	587,984
6,882	uniQure NV, (2)	437,970
2,777	US Physical Therapy Inc	209,663
15,434	Varex Imaging Corp, (2)	403,290
12,147	Vocera Communications Inc, (2)	230,307
8,255	Y-mAbs Therapeutics Inc, (2)	277,203
53,984	ZIOPHARM Oncology Inc, (2)	151,155
1,888	Zogenix Inc, (2)	53,298
	Total Health Care	37,783,879
	Industrials – 14.2%
2,050	AAON Inc	97,662
6,341	AAR Corp	124,157
6,578	ABM Industries Inc	226,875
35,724	ACCO Brands Corp	264,358
61,330	ADT Inc	351,421
5,610	Advanced Drainage Systems Inc	227,429
2,976	Aegion Corp, (2)	47,765

Shares	Description (1)	Value
	Industrials (continued)
3,002	AeroVironment Inc, (2)	$180,901
2,861	Alamo Group Inc	281,637
28,835	Allison Transmission Holdings Inc	1,047,864
4,288	Arcosa Inc	159,814
7,137	Armstrong World Industries Inc	550,120
1,350	Astec Industries Inc	54,148
6,249	Astronics Corp, (2)	56,116
9,521	Axon Enterprise Inc, (2)	692,272
2,282	Barnes Group Inc	87,583
21,472	Bloom Energy Corp, (2)	164,690
9,526	Brady Corp	414,762
25,545	Builders FirstSource Inc, (2)	468,751
9,507	Carlisle Cos Inc	1,149,967
3,146	Cimpress PLC, (2)	228,997
1,469	Columbus McKinnon Corp/NY	39,781
7,944	Comfort Systems USA Inc	264,535
7,513	Cubic Corp	287,072
637	Curtiss-Wright Corp	66,025
1,164	Deluxe Corp	32,790
13,881	Donaldson Co Inc	608,404
8,515	Douglas Dynamics Inc	314,714
1,751	Ducommun Inc, (2)	49,448
9,352	EMCOR Group Inc	594,133
11,841	Enerpac Tool Group Corp	202,007
7,172	ESCO Technologies Inc	547,224
7,103	Federal Signal Corp	191,284
4,268	Franklin Electric Co Inc	216,814
3,380	FTI Consulting Inc, (2)	430,477
13,787	GATX Corp	817,569
16,858	Generac Holdings Inc, (2)	1,642,644
17,521	GMS, Inc, (2)	322,036
3,242	Granite Construction Inc	53,298
10,841	Great Lakes Dredge & Dock Corp, (2)	95,834
15,936	Healthcare Services Group Inc	406,209
5,054	Herman Miller Inc, (2)	113,917
13,897	Hexcel Corp, (2)	480,697
3,727	Hub Group Inc, (2)	179,306
12,582	IAA Inc, (2)	485,665
1,715	IES Holdings, Inc, (2)	33,871
10,033	KAR Auction Services Inc	150,294
7,146	Korn Ferry	206,019

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
8,646	Kratos Defense & Security Solutions Inc, (2)	$129,863
2,280	Landstar System Inc	235,547
7,213	Lincoln Electric Holdings Inc	580,719
1,525	Lindsay Corp	137,250
30,606	Macquarie Infrastructure Corp, (2)	844,420
5,292	Manitowoc Co Inc/The, (2)	48,792
12,962	Matthews International Corp	310,310
3,821	Maxar Technologies Inc	48,183
5,432	McGrath RentCorp	296,316
7,110	Mercury Systems Inc, (2)	633,928
8,309	Meritor Inc, (2)	170,334
16,521	Mobile Mini Inc	472,005
1,628	Moog Inc, (2)	80,553
8,219	MSA Safety Inc	924,884
1,918	MYR Group Inc, (2)	57,540
18,200	Navistar International Corp, (2)	432,614
6,466	Oshkosh Corp	436,649
71,390	Pitney Bowes Inc	252,007
41,193	Plug Power Inc, (2)	172,393
12,198	Quad/Graphics Inc, (2)	45,377
20,551	Quanta Services Inc	747,234
12,594	Raven Industries Inc	280,468
42,258	Resideo Technologies Inc, (2)	216,784
28,804	RR Donnelley & Sons Co, (2)	49,255
12,980	Ryder System Inc	459,492
8,673	Schneider National Inc	190,025
13,494	SiteOne Landscape Supply Inc, (2)	1,195,973
14,856	Steelcase Inc	162,673
31,922	Sunrun Inc, (2)	447,866
10,723	Team Inc, (2)	66,161
5,220	Tennant Co	308,867
6,007	Tetra Tech Inc	452,207
24,014	Toro Co/The	1,532,333
8,654	Trex Co Inc, (2)	824,034
8,250	TriNet Group Inc, (2)	404,002
9,207	TrueBlue Inc, (2)	142,985
1,561	UniFirst Corp/MA	262,482
8,712	Valmont Industries Inc	1,021,395
22,010	Wabash National Corp	180,482
10,875	Watts Water Technologies Inc	896,100
15,747	WESCO International Inc, (2)	407,375

Shares	Description (1)	Value
	Industrials (continued)
15,250	Woodward Inc	$ 923,540
	Total Industrials	33,190,773
	Information Technology – 18.4%
27,817	ACI Worldwide Inc, (2)	762,186
9,956	ADTRAN Inc	102,348
7,419	Anaplan Inc, (2)	303,140
12,925	Anixter International Inc, (2)	1,200,216
30,330	Arlo Technologies Inc, (2)	83,104
3,706	Aspen Technology Inc, (2)	378,939
45,131	Avaya Holdings Corp, (2)	448,602
11,625	Avnet Inc	348,983
11,594	Badger Meter Inc	684,394
8,982	Benefitfocus Inc, (2)	97,275
7,200	Blackbaud Inc, (2)	397,872
7,276	Blackline Inc, (2)	441,944
11,663	Bottomline Technologies DE Inc, (2)	485,531
12,643	CalAmp Corp, (2)	84,961
10,585	ChannelAdvisor Corp, (2)	109,343
5,845	Ciena Corp, (2)	270,331
16,714	Cirrus Logic Inc, (2)	1,263,578
33,870	CommScope Holding Co Inc, (2)	372,909
75,197	Conduent Inc, (2)	189,496
7,607	Coupa Software Inc, (2)	1,339,517
20,282	Cree Inc, (2)	874,763
3,967	CTS Corp	91,876
16,324	Daktronics Inc, (2)	73,785
13,558	Dolby Laboratories Inc	813,887
3,711	Elastic NV, (2)	238,024
51,149	Entegris Inc	2,773,810
18,772	Envestnet Inc, (2)	1,173,625
5,018	ePlus Inc, (2)	355,024
13,928	ExlService Holdings Inc, (2)	859,775
3,333	Fair Isaac Corp, (2)	1,176,349
22,923	First Solar Inc, (2)	1,008,841
23,329	Fitbit, Inc, (2)	156,071
11,055	Five9 Inc, (2)	1,024,467
3,488	HubSpot Inc, (2)	588,181
18,369	Infinera Corp, (2)	113,245
11,093	Insight Enterprises Inc, (2)	602,239
12,897	InterDigital Inc	745,060
9,371	Itron Inc, (2)	654,283

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
9,199	KEMET Corp	$248,465
7,943	Kimball Electronics Inc, (2)	107,389
26,404	Kulicke & Soffa Industries Inc	632,904
8,028	Limelight Networks Inc, (2)	40,702
14,895	LivePerson Inc, (2)	356,586
19,966	LogMeIn Inc, (2)	1,706,294
7,563	Lumentum Holdings Inc, (2)	611,922
8,914	Manhattan Associates Inc, (2)	632,359
7,302	Methode Electronics Inc	219,206
12,170	Mimecast Ltd, (2)	497,753
7,569	MobileIron Inc, (2)	38,526
7,104	Model N Inc, (2)	205,021
7,871	MTS Systems Corp, (2)	167,416
10,967	National Instruments Corp	421,352
34,141	NCR Corp, (2)	700,573
4,436	NETGEAR Inc, (2)	106,375
11,271	New Relic Inc, (2)	605,140
2,644	Novanta Inc, (2)	229,737
36,530	Nuance Communications Inc, (2)	737,906
25,621	Nutanix Inc, (2)	524,974
21,071	Onto Innovation Inc, (2)	683,965
5,790	OSI Systems Inc, (2)	419,080
1,134	Paylocity Holding Corp, (2)	129,877
13,903	Plantronics Inc, (2)	196,310
14,328	Progress Software Corp	586,159
6,510	PROS Holdings Inc, (2)	223,879
787	Qualys Inc, (2)	82,981
42,947	Rambus Inc, (2)	538,126
23,717	Ribbon Communications Inc, (2)	86,448
1,469	Rogers Corp, (2)	163,118
8,800	Smartsheet Inc, (2)	463,936
14,464	SPS Commerce Inc, (2)	802,897
7,663	SVMK Inc, (2)	120,309
16,352	Sykes Enterprises Inc, (2)	468,158
5,965	SYNNEX Corp, (2)	522,295
5,118	Tech Data Corp, (2)	719,796
33,615	Teradata Corp, (2)	826,593
6,739	TTEC Holdings Inc	262,686
7,074	Universal Display Corp	1,061,949
6,533	Virtusa Corp, (2)	215,589
1,691	Vishay Precision Group Inc, (2)	39,096

Shares	Description (1)	Value
	Information Technology (continued)
9,849	WEX Inc, (2)	$1,303,220
2,274	Workiva Inc, (2)	87,208
21,400	Yext Inc, (2)	273,920
7,868	Zendesk Inc, (2)	604,892
5,959	Zscaler Inc, (2)	399,730
13,760	Zuora Inc, (2)	145,443
	Total Information Technology	42,906,234
	Materials – 4.4%
10,281	AptarGroup Inc	1,100,889
5,270	Balchem Corp	470,295
5,669	Boise Cascade Co	177,270
25,073	Cleveland-Cliffs, Inc, (2)	109,820
39,864	Coeur Mining Inc, (2)	167,827
9,358	Compass Minerals International Inc	460,039
8,509	Domtar Corp	198,770
27,825	Graphic Packaging Holding Co	371,464
6,603	Greif Inc	223,776
1,701	Greif Inc	67,615
21,127	HB Fuller Co	777,262
10,176	Innospec Inc	737,964
8,447	Koppers Holdings Inc, (2)	133,125
13,113	Louisiana-Pacific Corp	262,260
7,403	Materion Corp	383,031
5,390	Minerals Technologies Inc	237,376
35,518	PolyOne Corp	827,214
12,173	Reliance Steel & Aluminum Co	1,090,457
4,628	Royal Gold Inc	567,069
4,634	Ryerson Holding Corp, (2)	21,409
14,477	Sonoco Products Co	707,057
8,433	Stepan Co	804,508
16,305	Trinseo SA	333,437
1,486	US Concrete Inc, (2)	28,501
	Total Materials	10,258,435
	Real Estate – 9.5%
610	Agree Realty Corp	39,717
28,312	Alexander & Baldwin Inc	372,020
1,139	American Campus Communities Inc	40,195
31,610	Americold Realty Trust	966,950
6,157	Armada Hoffler Properties Inc	59,169
3,591	Brandywine Realty Trust	40,076
38,253	Brixmor Property Group Inc	437,997

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Real Estate (continued)
4,452	CatchMark Timber Trust Inc	$34,993
7,567	Chatham Lodging Trust	56,828
12,022	City Office REIT Inc	121,422
84,992	Colony Capital Inc	196,332
19,122	Columbia Property Trust Inc	273,253
8,136	CoreSite Realty Corp	986,002
31,718	Corporate Office Properties Trust	837,990
41,761	Cousins Properties Inc	1,259,929
2,183	CubeSmart	55,012
14,243	Cushman & Wakefield PLC, (2)	173,337
19,097	CyrusOne Inc	1,339,655
79,167	DiamondRock Hospitality Co	493,210
19,814	Douglas Emmett Inc	604,129
26,332	Easterly Government Properties Inc	708,594
16,770	Empire State Realty Trust Inc	140,197
17,361	Essential Properties Realty Trust Inc	255,033
6,918	First Industrial Realty Trust Inc	261,293
3,503	Five Point Holdings LLC, (2)	19,757
10,909	Four Corners Property Trust Inc	244,252
5,623	Franklin Street Properties Corp	30,589
27,467	Hannon Armstrong Sustainable Infrastructure Capital Inc	768,801
5,804	Howard Hughes Corp/The, (2)	314,345
22,803	Hudson Pacific Properties Inc	560,498
25,805	iStar Inc	258,566
1,685	JBG SMITH Properties	57,206
16,178	Kilroy Realty Corp	1,007,242
42,676	Macerich Co/The	318,790
805	Marcus & Millichap Inc, (2)	23,385
31,891	MGM Growth Properties LLC	802,696
49,608	Outfront Media Inc	778,349
59,928	Park Hotels & Resorts Inc	569,915
27,796	PotlatchDeltic Corp	975,918
13,656	QTS Realty Trust Inc	853,910
36,400	Rayonier Inc	874,692
11,893	Realogy Holdings Corp, (2)	51,616
4,502	Redfin Corp, (2)	95,127
18,773	Rexford Industrial Realty Inc	764,437
69,341	RLJ Lodging Trust	644,178
31,203	Sabra Health Care REIT Inc	400,022
29,681	Service Properties Trust	205,689
2,637	SITE Centers Corp	15,980

Shares	Description (1)	Value
	Real Estate (continued)
93,286	Sunstone Hotel Investors Inc	$857,298
1,893	Tejon Ranch Co, (2)	25,934
80,056	Uniti Group Inc	565,195
63,518	Washington Prime Group Inc	54,613
6,043	Washington Real Estate Investment Trust	140,923
26,164	Xenia Hotels & Resorts Inc	253,791
	Total Real Estate	22,287,047
	Utilities – 2.8%
11,347	New Jersey Resources Corp	383,301
23,729	NextEra Energy Partners LP	1,193,331
22,001	ONE Gas Inc	1,753,700
15,909	Ormat Technologies Inc	992,881
21,766	Southwest Gas Holdings Inc	1,649,863
28,434	TerraForm Power Inc	492,477
	Total Utilities	6,465,553
	Total Common Stocks (cost $256,997,296)	233,483,934

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
1,243	First Eagle Private Credit LLC, (2), (3)	$ 299
	Total Common Stock Rights (cost $-)	299
	Total Long-Term Investments (cost $256,997,296)	233,484,233

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.1%
$ 280	Federal Agricultural Mortgage Corporation Discount Notes	0.000%	5/01/20	N/R	$ 280,000
	Total Short-Term Investments (cost $280,000)				280,000
	Total Investments (cost $257,277,296) – 100.0%				233,764,233
	Other Assets Less Liabilities – (0.0)%				(3,727)
	Net Assets – 100%				$ 233,760,506

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 2 - Investment Valuation and Fair Value Measurements for more information.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.

Statement of Assets and Liabilities
April 30, 2020
(Unaudited)
	NUEM	NUDM	NULC	NULG	NULV	NUMG	NUMV	NUSC
Assets
Long-term investments, at value (cost $36,564,268, $50,203,495, $13,661,835, $187,481,851, $194,113,489, $96,900,702, $89,114,527 and $256,997,296, respectively)	$36,321,290	$44,381,737	$13,418,157	$193,904,165	$177,980,673	$102,932,313	$79,096,494	$233,484,233
Short-term investments, at value (cost approximates value)	—	—	—	310,000	365,000	120,000	140,000	280,000
Cash	—	—	21,686	4,624	1,344,296	1,235	7,399	1,248,042
Cash denominated in foreign currencies (cost $413,434, $119,314, $—, $—, $—, $—, $—and $—, respectively)	413,387	119,603	—	—	—	—	—	—
Receivable for:
Capital Gains Tax Refund	23,337	—	—	—	—	—	—	—
Dividends	49,407	190,226	15,300	83,355	414,826	7,465	78,146	57,408
Reclaims	436	83,857	388	4,343	122	10	—	20
Shares sold	—	2,620	—	2,023,560	—	1,718,840	—	—
Other Assets	2,121	2,051	2,434	1,612	1,514	1,878	1,934	1,157
Total assets	36,809,978	44,780,094	13,457,965	196,331,659	180,106,431	104,781,741	79,323,973	235,070,860
Liabilities
Payable for investments purchased - regular settlement	31,850	56,179	16,121	2,019,600	1,648,337	1,717,853	—	1,241,845
Accrued expenses:
Management fees	13,119	13,340	1,965	49,127	46,564	28,595	22,513	67,100
Trustees Fees	427	372	93	1,040	994	478	410	1,409
Total liabilities	45,396	69,891	18,179	2,069,767	1,695,895	1,746,926	22,923	1,310,354
Net assets	$36,764,582	$44,710,203	$13,439,786	$194,261,892	$178,410,536	$103,034,815	$79,301,050	$233,760,506
Shares outstanding	1,600,000	2,000,000	500,000	4,800,000	6,650,000	3,050,000	3,500,000	9,400,000
Net asset value ("NAV") per share	$ 22.98	$ 22.36	$ 26.88	$ 40.47	$ 26.83	$ 33.78	$ 22.66	$ 24.87
Net assets consist of:
Capital paid-in	$46,538,057	$52,016,500	$13,439,816	$183,013,700	$193,317,715	$ 95,406,102	$88,499,007	$261,122,487
Total distributable earnings	(9,773,475)	(7,306,297)	(30)	11,248,192	(14,907,179)	7,628,713	(9,197,957)	(27,361,981)
Net assets	$36,764,582	$44,710,203	$13,439,786	$194,261,892	$178,410,536	$103,034,815	$79,301,050	$233,760,506
Authorized shares	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
See accompanying notes to financial statements.

Statement of Operations
Six Months Ended April 30, 2020
(Unaudited)
	NUEM	NUDM	NULC	NULG	NULV	NUMG	NUMV	NUSC
Investment Income	$ 527,897	$ 768,280	$ 145,397	$ 673,174	$ 2,099,338	$ 224,203	$ 751,684	$ 1,462,789
Foreign tax withheld on dividend income	(63,952)	(66,907)	—	—	—	—	—	(1,230)
Total investment income	463,945	701,373	145,397	673,174	2,099,338	224,203	751,684	1,461,559
Expenses
Management fees	122,869	110,863	12,533	229,190	235,426	127,960	112,520	389,487
Professional fees	577	667	134	1,192	1,258	776	736	2,003
Trustees fees	657	655	147	1,589	1,561	708	593	2,207
Total expenses	124,103	112,185	12,814	231,971	238,245	129,444	113,849	393,697
Net investment income (loss)	339,842	589,188	132,583	441,203	1,861,093	94,759	637,835	1,067,862
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments and foreign currency	(5,539,588)	(671,281)	65,307	4,716,389	(809,306)	550,014	292,932	(546,208)
In-kind redemptions	(293,179)	1,935,815	85,192	—	1,455,427	1,601,784	1,728,447	—
Change in net unrealized appreciation (depreciation) of investments and foreign currency	(856,991)	(9,582,568)	(829,102)	1,550,645	(20,996,197)	2,566,704	(12,609,200)	(27,812,209)
Net realized and unrealized gain (loss)	(6,689,758)	(8,318,034)	(678,603)	6,267,034	(20,350,076)	4,718,502	(10,587,821)	(28,358,417)
Net increase (decrease) in net assets from operations	$(6,349,916)	$(7,728,846)	$(546,020)	$6,708,237	$(18,488,983)	$4,813,261	$ (9,949,986)	$(27,290,555)
See accompanying notes to financial statements.

Statement of Changes in Net Assets
(Unaudited)
	NUEM		NUDM
	Six Months Ended 4/30/20	Year Ended 10/31/19	Six Months Ended 4/30/20	Year Ended 10/31/19
Operations
Net investment income (loss)	$ 339,842	$ 1,113,538	$ 589,188	$ 1,629,590
Net realized gain (loss) from:
Investments and foreign currency	(5,539,588)	(3,154,477)	(671,281)	(2,732,365)
In-kind redemptions	(293,179)	—	1,935,815	453,307
Change in net unrealized appreciation (depreciation) of investments and foreign currency	(856,991)	5,508,424	(9,582,568)	8,050,579
Net increase (decrease) in net assets from operations	(6,349,916)	3,467,485	(7,728,846)	7,401,111
Distributions to Shareholders
Dividends	(1,191,300)	(781,600)	(1,843,400)	(1,207,140)
Decrease in net assets from distributions to shareholders	(1,191,300)	(781,600)	(1,843,400)	(1,207,140)
Fund Share Transactions
Proceeds from shares sold	11,165,263	17,891,627	14,215,997	22,035,244
Cost of shares redeemed	(23,113,970)	—	(26,786,180)	(4,760,320)
Net increase (decrease) in net assets from Fund share transactions	(11,948,707)	17,891,627	(12,570,183)	17,274,924
Net increase (decrease) in net assets	(19,489,923)	20,577,512	(22,142,429)	23,468,895
Net assets at the beginning of period	56,254,505	35,676,993	66,852,632	43,383,737
Net assets at the end of period	$ 36,764,582	$56,254,505	$ 44,710,203	$66,852,632

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited) (continued)
	NULC		NULG
	Six Months Ended 4/30/20	For the period 6/3/19 (commencement of operations) through 10/31/19	Six Months Ended 4/30/20	Year Ended 10/31/19
Operations
Net investment income (loss)	$ 132,583	$ 46,218	$ 441,203	$ 518,869
Net realized gain (loss) from:
Investments and foreign currency	65,307	6,148	4,716,389	520,420
In-kind redemptions	85,192	232,511	—	8,035,976
Change in net unrealized appreciation (depreciation) of investments and foreign currency	(829,102)	585,424	1,550,645	2,621,173
Net increase (decrease) in net assets from operations	(546,020)	870,301	6,708,237	11,696,438
Distributions to Shareholders
Dividends	(91,800)	—	(1,371,300)	(2,078,290)
Decrease in net assets from distributions to shareholders	(91,800)	—	(1,371,300)	(2,078,290)
Fund Share Transactions
Proceeds from shares sold	12,304,250	11,510,375	119,797,435	57,491,685
Cost of shares redeemed	(6,630,100)	(3,977,220)	(14,661,710)	(42,532,205)
Net increase (decrease) in net assets from Fund share transactions	5,674,150	7,533,155	105,135,725	14,959,480
Net increase (decrease) in net assets	5,036,330	8,403,456	110,472,662	24,577,628
Net assets at the beginning of period	8,403,456	—	83,789,230	59,211,602
Net assets at the end of period	$13,439,786	$ 8,403,456	$194,261,892	$ 83,789,230

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited) (continued)
	NULV		NUMG
	Six Months Ended 4/30/20	Year Ended 10/31/19	Six Months Ended 4/30/20	Year Ended 10/31/19
Operations
Net investment income (loss)	$ 1,861,093	$ 1,578,380	$ 94,759	$ 100,000
Net realized gain (loss) from:
Investments and foreign currency	(809,306)	(717,879)	550,014	(615,383)
In-kind redemptions	1,455,427	2,065,646	1,601,784	5,884,898
Change in net unrealized appreciation (depreciation) of investments and foreign currency	(20,996,197)	5,052,201	2,566,704	3,659,213
Net increase (decrease) in net assets from operations	(18,488,983)	7,978,348	4,813,261	9,028,728
Distributions to Shareholders
Dividends	(1,925,600)	(1,852,310)	(158,565)	(2,222,550)
Decrease in net assets from distributions to shareholders	(1,925,600)	(1,852,310)	(158,565)	(2,222,550)
Fund Share Transactions
Proceeds from shares sold	115,386,735	64,336,100	55,315,220	26,478,635
Cost of shares redeemed	(11,130,970)	(21,887,605)	(10,156,730)	(29,451,580)
Net increase (decrease) in net assets from Fund share transactions	104,255,765	42,448,495	45,158,490	(2,972,945)
Net increase (decrease) in net assets	83,841,182	48,574,533	49,813,186	3,833,233
Net assets at the beginning of period	94,569,354	45,994,821	53,221,629	49,388,396
Net assets at the end of period	$178,410,536	$ 94,569,354	$103,034,815	$ 53,221,629

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited) (continued)
	NUMV		NUSC
	Six Months Ended 4/30/20	Year Ended 10/31/19	Six Months Ended 4/30/20	Year Ended 10/31/19
Operations
Net investment income (loss)	$ 637,835	$ 1,220,313	$ 1,067,862	$ 1,339,535
Net realized gain (loss) from:
Investments and foreign currency	292,932	(1,668,847)	(546,208)	(3,851,333)
In-kind redemptions	1,728,447	2,972,359	—	4,301,196
Change in net unrealized appreciation (depreciation) of investments and foreign currency	(12,609,200)	3,943,286	(27,812,209)	7,566,647
Net increase (decrease) in net assets from operations	(9,949,986)	6,467,111	(27,290,555)	9,356,045
Distributions to Shareholders
Dividends	(1,230,460)	(1,671,950)	(1,786,255)	(2,978,020)
Decrease in net assets from distributions to shareholders	(1,230,460)	(1,671,950)	(1,786,255)	(2,978,020)
Fund Share Transactions
Proceeds from shares sold	49,030,490	23,919,765	97,580,515	107,483,270
Cost of shares redeemed	(13,121,635)	(21,460,765)	(2,258,560)	(26,792,655)
Net increase (decrease) in net assets from Fund share transactions	35,908,855	2,459,000	95,321,955	80,690,615
Net increase (decrease) in net assets	24,728,409	7,254,161	66,245,145	87,068,640
Net assets at the beginning of period	54,572,641	47,318,480	167,515,361	80,446,721
Net assets at the end of period	$ 79,301,050	$ 54,572,641	$233,760,506	$167,515,361
See accompanying notes to financial statements.

Financial Highlights
(Unaudited)
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Year Ended October 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV	Ending Market Price
NUEM
2020(d)	$25.57	$0.16	$(2.21)	$(2.05)	$(0.54)	$ —	$(0.54)	$22.98	$22.63
2019	23.78	0.58	1.70	2.28	(0.49)	—	(0.49)	25.57	25.71
2018	27.69	0.59	(4.31)	(3.72)	(0.18)	(0.01)	(0.19)	23.78	23.92
2017(e)	24.95	0.20	2.54	2.74	—	—	—	27.69	28.05
NUDM
2020(d)	26.74	0.27	(3.73)	(3.46)	(0.92)	—	(0.92)	22.36	22.13
2019	24.10	0.75	2.44	3.19	(0.55)	—	(0.55)	26.74	26.86
2018	26.39	0.71	(2.87)	(2.16)	(0.12)	(0.01)	(0.13)	24.10	24.12
2017(e)	24.88	0.17	1.34	1.51	—	—	—	26.39	26.57
NULC
2020(d)	28.01	0.29	(1.19)	(0.90)	(0.21)	(0.02)	(0.23)	26.88	26.91
2019(f)	24.96	0.19	2.86	3.05	—	—	—	28.01	27.99
NULG
2020(d)	38.97	0.13	1.83	1.96	(0.20)	(0.26)	(0.46)	40.47	40.51
2019	33.84	0.29	5.96	6.25	(0.24)	(0.88)	(1.12)	38.97	39.00
2018	30.47	0.25	3.31	3.56	(0.09)	(0.10)	(0.19)	33.84	33.87
2017(g)	25.21	0.24	5.02	5.26	—	—	—	30.47	30.53
NULV
2020(d)	31.52	0.41	(4.62)	(4.21)	(0.48)	—	(0.48)	26.83	26.87
2019	28.75	0.74	3.00	3.74	(0.57)	(0.40)	(0.97)	31.52	31.52
2018	27.83	0.71	0.56	1.27	(0.27)	(0.08)	(0.35)	28.75	28.80
2017(g)	25.09	0.53	2.21	2.74	—	—	—	27.83	27.88
NUMG
2020(d)	33.26	0.05	0.57	0.62	(0.10)	—	(0.10)	33.78	33.88
2019	29.93	0.06	4.62	4.68	(0.06)	(1.29)	(1.35)	33.26	33.32
2018	28.44	0.07	1.58	1.65	(0.04)	(0.12)	(0.16)	29.93	30.12
2017(g)	25.10	0.09	3.25	3.34	—	—	—	28.44	28.46
NUMV
2020(d)	29.50	0.30	(6.42)	(6.12)	(0.72)	—	(0.72)	22.66	22.66
2019	27.04	0.64	2.78	3.42	(0.62)	(0.34)	(0.96)	29.50	29.57
2018	27.00	0.65	(0.38)	0.27	(0.19)	(0.04)	(0.23)	27.04	27.09
2017(g)	25.04	0.48	1.48	1.96	—	—	—	27.00	27.01
NUSC
2020(d)	29.65	0.15	(4.65)	(4.50)	(0.28)	—	(0.28)	24.87	24.87
2019	28.23	0.34	2.06	2.40	(0.27)	(0.71)	(0.98)	29.65	29.70
2018	27.84	0.35	0.30	0.65	(0.18)	(0.08)	(0.26)	28.23	28.27
2017(g)	25.01	0.27	2.56	2.83	—	—	—	27.84	27.89

		Ratios/Supplemental Data
Total Return			Ratios to Average Net Assets
Based on NAV(b)	Based on Market Price(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(c)

(8.34)%	(10.26)%	$ 36,765	0.45%*	1.25%*	48%
9.68	9.70	56,255	0.45	2.30	53
(13.55)	(14.18)	35,676	0.45	2.12	65
11.03	12.42	24,917	0.45*	1.86*	13

(13.55)	(14.78)	44,710	0.40*	2.13*	35
13.71	14.10	66,853	0.40	3.03	57
(8.25)	(8.79)	43,384	0.40	2.71	56
6.07	6.78	23,755	0.40*	1.65*	9

(3.30)	(3.13)	13,440	0.20*	2.11*	26
12.22	12.14	8,403	0.20*	1.75*	9

4.99	5.01	194,262	0.35*	0.67*	42
19.57	19.53	83,789	0.35	0.82	61
11.70	11.61	59,212	0.35	0.73	65
20.88	21.10	24,380	0.35*	0.98*	30

(13.64)	(13.51)	178,411	0.35*	2.77*	29
13.80	13.59	94,569	0.35	2.51	66
4.57	4.56	45,995	0.35	2.46	59
10.90	11.11	27,828	0.35*	2.30*	33

1.83	1.96	103,035	0.40*	0.30*	39
16.93	16.41	53,222	0.40	0.19	67
5.84	6.41	49,388	0.40	0.23	60
13.30	13.38	21,330	0.40*	0.38*	53

(21.35)	(21.53)	79,301	0.40*	2.27*	30
13.51	13.57	54,573	0.40	2.31	70
0.97	1.13	47,318	0.40	2.30	69
7.82	7.86	22,951	0.40*	2.12*	46

(15.37)	(15.51)	233,761	0.40*	1.10*	9
9.24	9.26	167,515	0.40	1.17	32
2.32	2.30	80,447	0.40	1.17	54
11.34	11.54	30,629	0.40*	1.17*	36
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the market price per share over the period, including the assumed reinvestment of distributions, if any, at the ending market price per share on each ex-dividend payment date during the period. Total returns are not annualized.
(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 - Investment Transactions) divided by the average long-term market value during the period. Portfolio Turnover Rate excludes securities received or delivered as a result of processing in-kind creations or redemptions of Fund shares (as disclosed in Note 4 - Fund Shares).
(d)	For the six months ended April 30, 2020.
(e)	For the period June 6, 2017 (commencement of operations) through October 31, 2017.
(f)	For the period June 3, 2019 (commencement of operations) through October 31, 2019.
(g)	For the period December 13, 2016 (commencement of operations) through October 31, 2017.
*	Annualized.
See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited)
1.  General Information
Trust and Fund Information
The Nushares ETF Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of Nuveen ESG Emerging Markets Equity ETF (NUEM), Nuveen ESG International Developed Markets Equity ETF (NUDM), Nuveen ESG Large-Cap ETF (NULC), Nuveen ESG Large-Cap Growth ETF (NULG), Nuveen ESG Large-Cap Value ETF (NULV), Nuveen ESG Mid-Cap Growth ETF (NUMG), Nuveen ESG Mid-Cap Value ETF (NUMV) and Nuveen ESG Small-Cap ETF (NUSC) (each a "Fund" and collectively, the "Funds"), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (the "Exchange").
The end of the reporting period for the Funds is April 30, 2020 and the period covered by these Notes to Financial Statements for NUEM, NUDM, NULC, NULG, NULV, NUMG, NUMV and NUSC is the six months ended April 30, 2020.
Investment Adviser and Sub-Adviser
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC. (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America ("TIAA"). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into sub-advisory agreements with Teachers Advisors, LLC (the “Sub-Adviser”), an affiliate of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. There have been no comparable recent events that provide guidance as to the effect the spread of COVID-19 as a global pandemic may have on the Funds' financial performance. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds' normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2.  Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Foreign Currency Transactions
As of the end of the reporting period, the following Funds’ investments in non-U.S. securities were as follows:
NUEM	Value	% of Net Assets
Country:
China	$13,905,096	37.8%
Taiwan	5,022,526	13.7
Korea, Republic Of	3,941,914	10.7
India	3,172,118	8.6
Brazil	1,861,857	5.1
South Africa	1,537,226	4.2
Saudi Arabia	1,036,498	2.8
Thailand	841,802	2.3
Malaysia	698,581	1.9
Mexico	681,613	1.9
Other	3,622,059	9.8
Total non-U.S. securities	$36,321,290	98.8%

NUDM	Value	% of Net Assets
Country:
Japan	$11,570,764	25.9%
United Kingdom	6,312,783	14.1
France	4,879,959	10.9
Switzerland	4,608,705	10.3
Germany	3,637,230	8.1
Australia	2,833,768	6.4
Netherlands	1,835,292	4.1
Hong Kong	1,615,837	3.6
Spain	1,227,583	2.8
Sweden	1,179,277	2.6
Other	4,680,539	10.5
Total non-U.S. securities	$44,381,737	99.3%
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at each prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of "Net realized gain (loss) from investments and foreign currency" on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Unaudited) (continued)
Investments and Investment Income
Securities transactions are accounted for as of the end of trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, but is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.
3.  Investment Valuation and Fair Value Measurements
The fair valuation input levels as described below are for fair value measurement purposes.
The Funds' investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1. Securities primarily traded on the Nasdaq National Market (“Nasdaq”) are valued at the Nasdaq Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on a securities exchange or Nasdaq are valued at the quoted bid price and are generally classified as Level 2. Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price or the most recent bid price of the underlying non-U.S.-traded stock, adjusted as appropriate for the underlying-to-ADR conversion ratio and foreign exchange rate, and from time-to-time may also be adjusted further to take into account material events that may take place after the close of the local non-U.S. market but before the close of the New York Stock Exchange (“NYSE”), which may represent a transfer from a Level 1 to a Level 2 security.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service (“pricing service”). As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares. If significant market events occur between the time of determination of the closing price of a foreign security on an exchange and the time that the Funds’ NAV is determined, or if under the Funds’ procedures, the closing price of a foreign security is not deemed to be reliable, the security would be valued at fair value as determined in accordance with procedures established in good faith by the Board. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.
Prices of fixed-income securities are provided by the pricing service ("pricing service") approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, cou-

pon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.
Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
NUEM	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$35,503,697	$816,988**	$ 605***	$36,321,290
Common Stock Rights	—	—	—****	—
Total	$35,503,697	$816,988	$ 605	$36,321,290

NUDM	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$44,380,477	$ —	$1,260	$44,381,737

NULC	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$13,418,157	$ —	$ —	$13,418,157

NULG	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$193,904,165	$ —	$ —	$193,904,165
Short-Term Investments:
U.S. Government and Agency Obligations	—	310,000	—	310,000
Total	$193,904,165	$310,000	$ —	$194,214,165

NULV	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$177,980,673	$ —	$ —	$177,980,673
Short-Term Investments:
U.S. Government and Agency Obligations	—	365,000	—	365,000
Total	$177,980,673	$365,000	$ —	$178,345,673

Notes to Financial Statements (Unaudited) (continued)
NUMG	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$102,932,313	$ —	$ —	$102,932,313
Short-Term Investments:
U.S. Government and Agency Obligations	—	120,000	—	120,000
Total	$102,932,313	$120,000	$ —	$103,052,313

NUMV	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$79,096,494	$ —	$ —	$79,096,494
Short-Term Investments:
U.S. Government and Agency Obligations	—	140,000	—	140,000
Total	$79,096,494	$140,000	$ —	$79,236,494

NUSC	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$233,463,611	$ —	$20,323***	$233,483,934
Common Stock Rights	—	—	299***	299
Short-Term Investments:
U.S. Government and Agency Obligations	—	280,000	—	280,000
Total	$233,463,611	$280,000	$20,622	$233,764,233

*	Refer to the Fund's Portfolio of Investments for industry classifications.
**	Refer to the Fund's Portfolio of Investments for securities classified as Level 2.
***	Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
****	Refer to the Fund's Portfolio of Investments for securities classified as Level 3. Value equals zero as of the end of the reporting period.
4.  Portfolio Securities and Investments in Derivatives
Investment Transactions
Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
	NUEM	NUDM	NULC	NULG	NULV	NUMG	NUMV	NUSC
Purchases	$24,446,978	$19,439,524	$3,398,343	$56,526,625	$41,045,834	$25,896,960	$17,848,580	$57,390,172
Sales	34,875,547	21,344,655	3,328,735	56,772,433	40,019,716	25,902,218	18,130,130	18,130,130
In-kind transactions during the current fiscal period were as follows:
	NUEM	NUDM	NULC	NULG	NULV	NUMG	NUMV	NUSC
In-kind purchases	$2,638,454	$13,569,266	$12,280,388	$118,918,514	$114,120,837	$55,188,501	$48,680,008	$97,144,734
In-kind sales	5,450,239	25,590,058	6,631,738	14,636,259	11,083,074	10,137,803	13,086,043	2,257,197
Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.
As of the end of the reporting period, the Funds did not have any outstanding when-issued/delayed delivery purchase commitments.
Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although each Fund is authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
5.  Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current fiscal period were as follows:
	NUEM				NUDM
	Six Months Ended 4/30/20		Year Ended 10/31/19		Six Months Ended 4/30/20		Year Ended 10/31/19
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	500,000	$ 11,165,263	700,000	$17,891,627	600,000	$ 14,215,997	900,000	$22,035,244
Shares redeemed	(1,100,000)	(23,113,970)	—	—	(1,100,000)	(26,786,180)	(200,000)	(4,760,320)
Net increase (decrease)	(600,000)	$(11,948,707)	700,000	$17,891,627	(500,000)	$(12,570,183)	700,000	$17,274,924

	NULC				NULG
	Six Months Ended 4/30/20		For the period 6/3/19 (commencement of operations) through 10/31/19		Six Months Ended 4/30/20		Year Ended 10/31/19
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	450,000	$12,304,250	450,002	$11,510,375	3,000,000	$119,797,435	1,550,000	$ 57,491,685
Shares redeemed	(250,000)	(6,630,100)	(150,002)	(3,977,220)	(350,000)	(14,661,710)	(1,150,000)	(42,532,205)
Net increase (decrease)	200,000	$ 5,674,150	300,000	$ 7,533,155	2,650,000	$105,135,725	400,000	$ 14,959,480

	NULV				NUMG
	Six Months Ended 4/30/20		Year Ended 10/31/19		Six Months Ended 4/30/20		Year Ended 10/31/19
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,050,000	$115,386,735	2,150,000	$ 64,336,100	1,750,000	$ 55,315,220	850,000	$ 26,478,635
Shares redeemed	(400,000)	(11,130,970)	(750,000)	(21,887,605)	(300,000)	(10,156,730)	(900,000)	(29,451,580)
Net increase (decrease)	3,650,000	$104,255,765	1,400,000	$ 42,448,495	1,450,000	$ 45,158,490	(50,000)	$ (2,972,945)

Notes to Financial Statements (Unaudited) (continued)
	NUMV				NUSC
	Six Months Ended 4/30/20		Year Ended 10/31/19		Six Months Ended 4/30/20		Year Ended 10/31/19
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,100,000	$ 49,030,490	850,000	$ 23,919,765	3,850,000	$97,580,515	3,750,000	$107,483,270
Shares redeemed	(450,000)	(13,121,635)	(750,000)	(21,460,765)	(100,000)	(2,258,560)	(950,000)	(26,792,655)
Net increase (decrease)	1,650,000	$ 35,908,855	100,000	$ 2,459,000	3,750,000	$95,321,955	2,800,000	$ 80,690,615
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of April 30, 2020.
	NUEM	NUDM	NULC	NULG	NULV	NUMG	NUMV	NUSC
Tax cost of investments	$37,027,682	$50,538,632	$13,661,892	$187,878,126	$194,632,048	$97,117,157	$ 89,323,878	$257,973,444
Gross unrealized:
Appreciation	$ 4,232,861	$ 2,394,018	$ 455,429	$ 13,298,775	$ 4,610,287	$ 9,348,942	$ 1,708,510	$ 15,298,123
Depreciation	(4,939,253)	(8,550,913)	(699,164)	(6,962,736)	(20,896,662)	(3,413,786)	(11,795,894)	(39,507,334)
Net unrealized appreciation (depreciation) of investments	$ (706,392)	$ (6,156,895)	$ (243,735)	$ 6,336,039	$ (16,286,375)	$ 5,935,156	$(10,087,384)	$ (24,209,211)
Permanent differences, primarily due to foreign currency transactions, redemption in-kind, capital gain tax expense, federal taxes paid, distribution reallocations and investments in passive foreign investment companies, resulted in reclassifications among the Funds' components of net assets as of October 31, 2019, the Funds' last tax year end.
The tax components of undistributed net ordinary income and net long-term capital gains as of October 31, 2019, the Funds' last tax year end, were as follows:
	NUEM	NUDM	NULC	NULG	NULV	NUMG	NUMV	NUSC
Undistributed net ordinary income[1]	$969,939	$1,653,889	$52,423	$367,571	$1,322,606	$79,346	$1,010,407	$1,107,309
Undistributed net long-term capital gains	—	—	—	758,290	—	—	—	—

[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
The tax character of distributions paid during the Funds' last tax year ended October 31, 2019 was designated for purposes of the dividends paid deduction as follows:
	NUEM	NUDM	NULC	NULG	NULV	NUMG	NUMV	NUSC
Distributions from net ordinary income[1]	$781,600	$1,207,140	$ —	$2,009,424	$1,759,621	$1,876,412	$1,564,746	$2,491,947
Distributions from net long-term capital gains	—	—	—	68,866	92,689	346,138	107,204	486,073

[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

As of October 31, 2019, the Funds’ last tax year end, the following Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.
	NUEM	NUDM	NULV	NUMG	NUMV	NUSC
Not subject to expiration:
Short-term	$1,498,332	$1,533,715	$284,311	$473,781	$1,032,793	$2,605,462
Long-term	1,823,881	1,282,807	240,713	—	516,941	390,016
Total	$3,322,213	$2,816,522	$525,024	$473,781	$1,549,734	$2,995,478
7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund's management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees' counsel fees), certain compensation expenses of the Funds' chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Fund	Management Fee
NUEM	0.45%
NUDM	0.40
NULC	0.20
NULG	0.35
NULV	0.35
NUMG	0.40
NUMV	0.40
NUSC	0.40
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the last sales price or other current market price without incurring broker commissions.
During the current fiscal period, the following Funds engaged in cross-trades pursuant to these procedures as follows:
Inter-Fund Trades	NULC	NULG	NULV	NUMG	NUMV	NUSC
Purchases	$649,694	$8,069,119	$2,679,921	$ 677,789	$ 542,080	$130,290
Sales	193,702	9,275,033	3,423,072	3,314,304	1,095,818	964,563
As of the end of the reporting period, TIAA owned shares of the Funds as follows:
Fund	NULC
TIAA owned shares	190,000

Additional Fund Information
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Teachers Advisors, LLC
730 Third Avenue
New York, NY 10017-3206
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Adminstrator, Custodian
and Transfer Agent
Brown Brothers Harriman
50 Post Office Square
Boston, MA 02110
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Morgan, Lewis & Bockius LLP
111 Pennsylvania Avenue, NW
Washington, D.C. 20004

The tables below show the number and percentage of days during the current fiscal period that each Fund's market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund's listing exchange, as of the time that the Fund's NAV is calculated (normally 4:00 p.m. Eastern Time).
	NUEM		NUDM
Six Months Ended April 30, 2020	Number of Days	% of Total Days	Number of Days	% of Total Days
Premium/Discount Range:
Greater than 3.00%	2	1.6%	1	0.8%
1.01% to 3.00%	31	25.0%	20	16.1%
0.51% to 1.00%	40	32.3%	49	39.5%
0.26% to 0.50%	12	9.7%	24	19.4%
0.00 to 0.25%	7	5.6%	10	8.1%
(0.01)% to (0.25)%	9	7.3%	4	3.2%
(0.26)% to (0.50)%	6	4.8%	2	1.6%
(0.51)% to (1.00)%	5	4.0%	6	4.8%
(1.01)% to (3.00)%	10	8.1%	8	6.5%
Less than (3.00)%	2	1.6%	–	–
	124	100%	124	100%

	NULC			NULG			NULV
Six Months Ended April 30, 2020	Number of Days	% of Total Days	Number of Days	% of Total Days	Number of Days	% of Total Days
Premium/Discount Range:
1.01% to 3.00%	–	–	1	0.8%	–	–
0.26% to 0.50%	–	–	–	–	2	1.6%
0.00% to 0.25%	37	29.8%	113	91.1%	109	87.9%
(0.01)% to (0.25)%	87	70.2%	9	7.3%	13	10.5%
(0.26)% to (0.50)%	–	–	1	0.8%	–	–
	124	100%	124	100%	124	100%

Additional Fund Information (continued)
	NUMG			NUMV			NUSC
Six Months Ended April 30, 2020	Number of Days	% of Total Days	Number of Days	% of Total Days	Number of Days	% of Total Days
Premium/Discount Range:
Greater than 3.00%	1	0.8%	–	–	–	–
1.01% to 3.00%	–	–	1	0.8%	1	0.8%
0.26% to 0.50%	–	–	–	–	2	1.6%
0.00% to 0.25%	110	88.7%	114	91.9%	110	88.7%
(0.01)% to (0.25)%	13	10.5%	9	7.3%	11	8.9%
	124	100%	124	100%	124	100%
Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request by calling Nuveen toll-free at (800) 257-8787 or Nuveen's website at www.nuveen.com and (ii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
MSCI EAFE Index: The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Index: An index designed to measure the performance of the large and mid cap segments of the U.S. market. With 637 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the U.S. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Growth Index: An index designed to measure the performance of large and mid cap securities exhibiting overall growth style characteristics in the U.S. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Mid Cap Growth Index: An index designed to measure the performance of mid cap securities exhibiting overall growth style characteristics in the U.S. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Mid Cap Value Index: An index designed to measure the performance of mid cap U.S. securities exhibiting overall value style characteristics. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Small Cap Index: An index designed to measure the performance of the small cap segment of the U.S. equity market. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Value Index: An index designed to measure the performance of large and mid cap U.S. securities exhibiting overall value style characteristics. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

TIAA ESG Emerging Markets Equity Index: A custom index that is owned and calculated by MSCI Inc., based on the MSCI Emerging Markets Index, and aims to increase exposure to positive environmental, social and governance (ESG) factors and exhibit lower carbon exposure as compared to the MSCI Emerging Markets Index. The Nuveen ESG Emerging Markets Equity ETF (“Fund”) is not sponsored, endorsed, issued, sold or promoted by or affiliated with MSCI Inc. MSCI Inc. does not make any representation regarding the advisability of investing in the Fund. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.
TIAA ESG International Developed Markets Equity Index: A custom index that is owned and calculated by MSCI Inc., based on the MSCI EAFE Index, and aims to increase exposure to positive environmental, social and governance (ESG) factors and exhibit lower carbon exposure as compared to the MSCI EAFE Index. The Nuveen ESG International Developed Markets Equity ETF (“Fund”) is not sponsored, endorsed, issued, sold or promoted by or affiliated with MSCI Inc. MSCI Inc. does not make any representation regarding the advisability of investing in the Fund. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.
TIAA ESG USA Large-Cap Index: A custom index that is primarily composed of equity securities issued by large capitalization companies listed on U.S. exchanges. The Index uses a rules-based methodology that seeks to provide investment exposure that generally replicates that of large-cap benchmarks through a portfolio of securities that adhere to predetermined ESG, controversial business involvement and low-carbon screening criteria. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Large-Cap Growth Index: Based on the MSCI USA Growth index, its parent index, which captures large cap securities exhibiting overall growth style characteristics in the U.S. The TIAA ESG USA Large-Cap Growth Index is designed to represent the performance of a TIAA strategy that aims to increase the Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Parent Index. The index also aims to minimize the tracking error relative to the Parent Index through an optimization process. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Large-Cap Value Index: Based on the MSCI USA Value index, its parent index, which captures large-cap U.S. securities exhibiting overall value style characteristics. The TIAA ESG Large-Cap Value is designed to represent the performance of a TIAA strategy that aims to increase the Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Parent Index. The index also aims to minimize the tracking error relative to the Parent Index through an optimization process. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Mid-Cap Growth Index: Based on the MSCI USA Mid-Cap Growth Index, its parent index, which captures mid cap securities exhibiting overall growth style characteristics in the US. The TIAA ESG USA Mid-Cap Growth is designed to represent the performance of a TIAA strategy that aims to increase the Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Parent Index. The index also aims to minimize the tracking error relative to the Parent Index through an optimization process. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Mid-Cap Value Index: Based on the MSCI USA Mid-Cap Value Index, its parent index, which captures mid-cap securities exhibiting overall value style characteristics in the U.S. The TIAA ESG USA Mid-Cap Value Index is designed to represent the performance of a TIAA strategy that aims to increase exposure to positive environmental, social and governance (ESG) factors and exhibit lower carbon exposure as compared to the MSCI USA Mid-Cap Value Index. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Glossary of Terms Used in this Report (continued)
TIAA ESG USA Small-Cap Index: Based on the MSCI USA Small-Cap Index, its parent index, which captures small-cap securities exhibiting overall style characteristics in the U.S. The TIAA ESG USA Small-Cap Index is designed to represent the performance of a TIAA strategy that aims to increase exposure to positive environmental, social and governance (ESG) factors and exhibit lower carbon exposure as compared to the MSCI USA Small-Cap Index. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Liquidity Risk Management Program
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 20, 2020 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2019 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid, “Illiquid”, discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third-party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in Illiquid investments, and requires certain reporting to the Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Notes

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To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
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Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com    NSA-NSESG-0420D1210946-INV-B-06/21

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a)(4) Change in registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nushares ETF Trust

By	(Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher Vice President and Secretary

Date: July 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris Chief Administrative Officer (principal executive officer)

Date: July 7, 2020

By	(Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: July 7, 2020